                           NATIONWIDE LIFE INSURANCE COMPANY
                                      Home Office
                                    P.O. Box 182356
                       Columbus, Ohio 43218-2356, 1-800-243-6295
                                  TDD 1-800-238-3035

                    INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS
                     ISSUED BY THE NATIONWIDE VARIABLE ACCOUNT-II
                         OF NATIONWIDE LIFE INSURANCE COMPANY

       The Individual Deferred Variable Annuity Contracts described in this prospectus are flexible Purchase Payment contracts (collectively referred to as the "Contracts"). Reference throughout the prospectus to such Contracts shall also mean Certificates issued under Group Flexible Fund Retirement Contracts. For such Group Contracts, references to "Owner" shall mean the "Participant" unless the Plan otherwise permits or requires the Owner to exercise contractual rights under the authority of the Plan terms. The Contracts are sold to individuals for use in retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code (the "Code"). Annuity payments under the Contracts are deferred until a selected later date.

       Purchase Payments are allocated to the Nationwide Variable Account-II ("Variable Account"), a separate account of Nationwide Life Insurance Company (the "Company"). The Variable Account is divided into Sub-Accounts, each of which invests in shares of one of the underlying Mutual Funds described below:

                              AVAILABLE FOR ALL CONTRACTS

                                        DREYFUS

Dreyfus Stock Index Fund              Dreyfus Variable Investment Fund-Growth & Income Portfolio*
                  The Dreyfus Socially Responsible Growth Fund

                       FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Equity-Income Portfolio          Growth Portfolio          High Income Portfolio*        Overseas Portfolio

                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Asset Manager Portfolio                           Contrafund Portfolio

                        NATIONWIDE SEPARATE ACCOUNT TRUST
Capital Appreciation Fund         Government Bond Fund         Money Market Fund
                   Small Company Fund               Total Return Fund

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST (FORMERLY "ADVISERS MANAGEMENT TRUST")
  Growth Portfolio     Limited Maturity Bond Portfolio        Partners Portfolio

                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
        Oppenheimer Bond Fund         Oppenheimer Global Securities Fund
                      Oppenheimer Multiple Strategies Fund

                          STRONG SPECIAL FUND II, INC.

                      STRONG VARIABLE INSURANCE FUNDS, INC.
 Strong Discovery Fund II, Inc.                    International Stock Fund II

     TCI PORTFOLIOS, INC., AN AFFILIATE OF AMERICAN CENTURY COMPANIES, INC.
   TCI Balanced        TCI Growth         TCI International        TCI Value

      VAN ECK WORLDWIDE INSURANCE TRUST (FORMERLY VAN ECK INVESTMENT TRUST) Worldwide Bond Fund (Formerly Global Bond Fund) Gold and Natural Resources Fund
                          Worldwide Emerging Markets Fund

                   VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST
                           Real Estate Securities Fund

                                 WARBURG PINCUS TRUST

International Equity Portfolio    Post-Venture Capital Portfolio    Small Company Growth Portfolio

* These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.

                              AVAILABLE FOR ALL CONTRACTS
              ISSUED ON OR AFTER MAY 1, 1987 AND BEFORE SEPTEMBER 1, 1989

                          AMERICAN VARIABLE INSURANCE SERIES

 Growth Fund    High-Yield Bond Fund   U.S. Government/AAA-Rated Securities Fund

     This prospectus provides you with the basic information you should know about the Individual Deferred Variable Annuity Contracts issued by the Nationwide Variable Account-II before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1996, containing further information about the Contracts and the Nationwide Variable Account-II has been filed with the Securities and Exchange Commission. You can obtain a copy without charge from Nationwide Life Insurance Company by calling the number listed above, or writing P.O. Box 182356, Columbus, Ohio 43218-2356.

INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT GUARANTEED OR ENDORSED BY, THE ADVISER OF ANY OF THE UNDERLYING MUTUAL FUNDS IDENTIFIED ABOVE, THE U.S. GOVERNMENT, OR ANY BANK OR BANK AFFILIATE. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1996, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 44 OF THE PROSPECTUS.

                 THE DATE OF THIS PROSPECTUS IS JANUARY 31, 1997

                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

ANNUITANT- The person actually receiving annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of Contract issuance. The Annuitant may be changed prior to the Annuitization Date with the consent of the Company.

ANNUITIZATION- The period during which annuity payments are actually received.

ANNUITIZATION DATE- The date on which annuity payments actually commence.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to commence. The Annuity Commencement Date is shown on the Data Page of the Contract, and is subject to change by the Owner.

ANNUITY PAYMENT OPTION- The chosen form of annuity payments. Several options are available under the Contract.

ANNUITY UNIT- An accounting unit of measure used to calculate the value of Variable Annuity payments.

BENEFICIARY- The Beneficiary is the person designated to receive certain benefits under the Contract upon the death of the Designated Annuitant prior to the Annuitization Date. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.

CODE- The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company.

CONTINGENT BENEFICIARY- The Contingent Beneficiary is the person designated to be the Beneficiary if the named Beneficiary is not living at the time of the death of the Designated Annuitant.

CONTINGENT DESIGNATED ANNUITANT- The Contingent Designated Annuitant may be the recipient of certain rights or benefits under this Contract when the Designated Annuitant dies before the Annuitization Date. If a Contingent Designated Annuitant is named on the application, all provisions of the Contract which are based on the death of the Designated Annuitant will be based on the death of the last survivor of the Designated Annuitant and the Contingent Designated Annuitant. A Contingent Designated Annuitant may not be named for Contracts issued as Qualified Contracts, Individual Retirement Annuities, or Tax Sheltered Annuities.

CONTINGENT OWNER- A Contingent Owner succeeds to the rights of the Contract Owner upon the Contract Owner's death before Annuitization. For Contracts issued in the State of New York, references throughout this prospectus to "Contingent Owner" shall mean "Owner's Beneficiary." A Contingent Owner may not be named for Contracts issued as Qualified Contracts, Individual Retirement Annuities, or Tax Sheltered Annuities.

CONTRACT- The Individual Deferred Variable Annuity Contract described in this prospectus.

CONTRACT ANNIVERSARY- An anniversary of the Date of Issue of the Contract.

CONTRACT OWNER (OWNER)- The Contract Owner is the person who possesses all rights under the Contract, including the right to designate and change any designations of the Owner, Contingent Owner, Designated Annuitant, Contingent Designated Annuitant, Beneficiary, Contingent Beneficiary, Annuity Payment Option, and the Annuity Commencement Date. The Contract Owner is the person named as Owner in the application, unless changed.

CONTRACT VALUE- The sum of the value of all Variable Account Accumulation Units attributable to the Contract plus any amount held under the Contract in the Fixed Account.

CONTRACT YEAR- Each year the Contract remains in force commencing with the Date of Issue.

DATE OF ISSUE- The date shown as the Date of Issue on the Data Page of the Contract.

DEATH BENEFIT- The benefit payable upon the death of the Designated Annuitant (or the Contingent Designated Annuitant, if applicable). This benefit does not apply upon the death of the Contract Owner when the Owner and Designated Annuitant are not the same person. If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option elected.

DESIGNATED ANNUITANT- The person designated prior to the Annuitization Date to receive annuity payments. No change of Designated Annuitant may be made without the prior consent of the Company.

DISTRIBUTION- Any payment of part or all of the Contract Value

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- The Fixed Account is made up of all assets of the Company other than those in the Variable Account or any other segregated asset account of the Company.

FIXED ANNUITY- An annuity providing for payments which are guaranteed by the Company as to dollar amount during Annuitization.

HOME OFFICE- The main office of the Company located in Columbus, Ohio.

INDIVIDUAL RETIREMENT ANNUITY (IRA)- An annuity which qualifies for favorable tax treatment under Section 408 of the Code.

INTEREST RATE GUARANTEE PERIOD- An Interest Rate Guarantee Period is the interval of time during which an interest rate credited to the Fixed Account under the Contract is guaranteed to remain the same. For new Purchase Payments allocated to the Fixed Account or transfers from the Variable Account, this period begins upon the date of deposit or transfer and ends at the end of the calendar quarter at least one year (but not more than 15 months) from deposit or transfer. At the end of an Interest Rate Guarantee Period, a new interest rate is declared with an Interest Rate Guarantee Period starting at the end of the prior period and ending at the end of the calendar quarter one year later.

MUTUAL FUND (FUND)- A registered management investment company in which the assets of the Sub-Accounts of the Variable Account will be invested.

NON-QUALIFIED CONTRACT- A Contract which does not qualify for favorable tax treatment under Sections 401 and 403(a) (Qualified Plans), 408 (IRAs) or 403(b) (Tax Sheltered Annuities) of the Code.

PLAN PARTICIPANT-The Plan Participant is the person for whom contributions are being made to a Qualified Contract or Tax Sheltered Annuity either through employer contributions or employee salary reduction contributions.

PURCHASE PAYMENT- A deposit of new value into the Contract. The term "Purchase Payment" does not include transfers between the Variable Account and Fixed Account, or among the Sub-Accounts.

QUALIFIED CONTRACT- A Contract which receives favorable tax treatment under the provisions of the Code, including those described in Section 401 and 403(a).

SUB-ACCOUNTS- Separate and distinct divisions of the Variable Account, to which specific underlying Mutual Fund shares are allocated and for which Accumulation Units and Annuity Units are separately maintained.

TAX SHELTERED ANNUITY- An annuity which qualifies for favorable tax treatment under Section 403(b) of the Code.

VALUATION DATE- Each day the New York Stock Exchange and the Company's Home Office are open for business or any other day during which there is a sufficient degree of trading of underlying Mutual Fund shares held by the Variable Account, such that the current value of Variable Account Accumulation Units might be materially affected.

VALUATION PERIOD- The period of time commencing at the close of business of the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT- The Nationwide Variable Account-II, a separate investment account of the Company into which Variable Account Purchase Payments are allocated. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying Mutual Fund.

VARIABLE ANNUITY- An annuity providing for payments which vary in amount with the investment experience of the Variable Account.


                                   TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.......................................................................................3
SUMMARY OF CONTRACT EXPENSES....................................................................................6
UNDERLYING MUTUAL FUND ANNUAL EXPENSES..........................................................................7
SYNOPSIS.......................................................................................................11
CONDENSED FINANCIAL INFORMATION................................................................................12
NATIONWIDE LIFE INSURANCE COMPANY..............................................................................21
THE VARIABLE ACCOUNT...........................................................................................21
         Underlying Mutual Fund Options........................................................................21
         Voting Rights.........................................................................................21
VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS..............................................22
         Mortality Risk Charge.................................................................................22
         Expense Risk Charge...................................................................................22
         Contingent Deferred Sales Charge......................................................................22
         Elimination of Contingent Deferred Sales Charge.......................................................23
         Contract Maintenance Charge and Administration Charge.................................................24
         Premium Taxes.........................................................................................25
         Expenses of Variable Account..........................................................................25
         Investments of the Variable Account...................................................................25
         Right to Revoke.......................................................................................25
         Transfers.............................................................................................25
         Assignment............................................................................................26
         Loan Privilege........................................................................................27
         Ownership Provisions..................................................................................28
         Contingent Owner and Beneficiary Provisions...........................................................28
         Substitution of Securities............................................................................29
         Contract Owner Inquiries..............................................................................29
ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT........................................................................29
         Value of an Annuity Unit..............................................................................29
         Assumed Investment Rate...............................................................................29
         Frequency and Amount of Annuity Payments..............................................................29
         Annuity Commencement Date.............................................................................29
         Change in Annuity Commencement Date...................................................................30
         Change in Form of Annuity.............................................................................30
         Annuity Payment Options...............................................................................30
         Death of Contract Owner...............................................................................30
         Death of Designated Annuitant Prior to the Annuitization Date.........................................31
         Death Benefit After the Annuitization Date............................................................31
         Required Distribution for Qualified Plans or Tax Sheltered Annuities..................................31
         Required Distributions for Individual Retirement Annuities............................................32
         Generation-Skipping Transfers.........................................................................33
GENERAL INFORMATION............................................................................................33
         Contract Owner Services...............................................................................33
         Statements and Reports................................................................................34
         Allocation of Purchase Payments and Contract Value....................................................34
         Value of a Variable Account Accumulation Unit.........................................................35
         Net Investment Factor.................................................................................35
         Valuation of Assets...................................................................................35
         Determining the Contract Value........................................................................35
         Surrender (Redemption)................................................................................36
         Surrenders Under a Qualified Plan or Tax Sheltered Annuity Contract...................................36
         Taxes.................................................................................................37
         Non-Qualified Contracts...............................................................................37
         Diversification.......................................................................................39
         Charge for Tax Provisions.............................................................................39
         Qualified Plans, Individual Retirement Annuities, Individual Retirement
           Accounts and Tax Sheltered Annuities................................................................39
         Advertising...........................................................................................39
LEGAL PROCEEDINGS..............................................................................................44
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.......................................................44
APPENDIX A.....................................................................................................45
APPENDIX B.....................................................................................................47

                             SUMMARY OF CONTRACT EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES

       Maximum Contingent Deferred Sales Charge(1)...................................................    7%

----------------------------------------------------------------------------------------------------------
                           RANGE OF CONTINGENT DEFERRED SALES CHARGE OVER TIME

           Number of Completed Years from                       Contingent Deferred Sales Load
              Date of Purchase Payment                                    Percentage
                         0                                                    7%
                         1                                                    6%
                         2                                                    5%
                         3                                                    4%
                         4                                                    3%
                         5                                                    2%
                         6                                                    1%
                         7                                                    0%
----------------------------------------------------------------------------------------------------------

MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGE(2)........................................................    $30
                                                                                                     -------

VARIABLE ACCOUNT ANNUAL EXPENSES

       Mortality and Expense Risk Charges............................................................   1.25%
                                                                                                     ---------
       Administration Charge.........................................................................   0.05%
                                                                                                     ---------
         Total Variable Account Annual Expenses......................................................   1.30%
                                                                                                     ---------

1 Starting with the second year after a Purchase Payment has been made, 10% of that Purchase Payment may be withdrawn without imposition of a Contingent Deferred Sales Charge. This free withdrawal privilege is non-cumulative and must be used in the year available. Under current Company administrative practice the Contingent Deferred Sales Charge is waived for: (1) first year withdrawals of up to 10% of each Purchase Payment under Individual Retirement Annuity Contracts (IRAs as defined under Section 408 of the Code) issued on or after March 1, 1993, or (2) for Distributions required for the Contract to meet minimum Distribution rules under the Code. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity Plan or other Qualified Plan. The Contingent Deferred Sales Charge is imposed only against Purchase Payments (see "Contingent Deferred Sales Charge").

2 The annual Contract Maintenance Charge is deducted on each Contract Anniversary and on the date of surrender in any year in which the entire Contract Value is surrendered (see "Contract Maintenance Charge and Administration Charge").


                        UNDERLYING MUTUAL FUND ANNUAL EXPENSES(3)
                (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS)
  --------------------------------------------------------------------------------------------------------------
                                                            Management                           Total Mutual
                                                               Fees           Other Expenses     Fund Expenses
  --------------------------------------------------------------------------------------------------------------
  AVIS-Growth Fund                                              0.44%              0.03%                0.47%
  --------------------------------------------------------------------------------------------------------------
  AVIS- High-Yield Bond Fund                                    0.51%              0.03%                0.54%
  --------------------------------------------------------------------------------------------------------------
  AVIS- U.S. Government/AAA Rated Securities                    0.51%              0.03%                0.54%
  --------------------------------------------------------------------------------------------------------------
  Dreyfus Stock Index Fund*                                     0.27%              0.12%                0.39%
  --------------------------------------------------------------------------------------------------------------
  Dreyfus  Variable  Investment  Fund - Growth & Income         0.75%              0.20%                0.95%
  Portfolio
  --------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund*                 0.69%              0.58%                1.27%
  --------------------------------------------------------------------------------------------------------------
  Fidelity VIP Fund-Equity-Income Portfolio                     0.51%              0.10%                0.61%
  --------------------------------------------------------------------------------------------------------------
  Fidelity VIP Fund-Growth Portfolio                            0.61%              0.09%                0.70%
  --------------------------------------------------------------------------------------------------------------
  Fidelity VIP Fund -High Income Portfolio                      0.60%              0.11%                0.71%
  --------------------------------------------------------------------------------------------------------------
  Fidelity VIP Fund -Overseas Portfolio                         0.76%              0.15%                0.91%
  --------------------------------------------------------------------------------------------------------------
  Fidelity VIP Fund II-Asset Manager Portfolio*                 0.71%              0.08%                0.79%
  --------------------------------------------------------------------------------------------------------------
  Fidelity VIP Fund II-Contrafund Portfolio                     0.61%              0.11%                0.72%
  --------------------------------------------------------------------------------------------------------------
  NSAT-Capital Appreciation Fund                                0.50%              0.04%                0.54%
  --------------------------------------------------------------------------------------------------------------
  NSAT-Government Bond Fund                                     0.50%              0.01%                0.51%
  --------------------------------------------------------------------------------------------------------------
  NSAT-Money Market Fund                                        0.50%              0.02%                0.52%
  --------------------------------------------------------------------------------------------------------------
  NSAT -Small Company Fund                                      1.00%              0.25%                1.25%
  --------------------------------------------------------------------------------------------------------------
  NSAT-Total Return Fund                                        0.50%              0.01%                0.51%
  --------------------------------------------------------------------------------------------------------------
  Neuberger & Berman Advisers                                   0.84%              0.10%                0.94%
  Management Trust-Growth Portfolio
  --------------------------------------------------------------------------------------------------------------
  Neuberger & Berman Advisers                                   0.65%              0.10%                0.75%
  Management Trust-Limited Maturity Bond Portfolio
  --------------------------------------------------------------------------------------------------------------
  Neuberger & Berman Advisers                                   0.85%              0.30%                1.15%
  Management Trust-Partners Portfolio
  --------------------------------------------------------------------------------------------------------------
  Oppenheimer Variable Account Funds-Bond Fund                  0.75%              0.05%                0.80%
  --------------------------------------------------------------------------------------------------------------
  Oppenheimer Variable Account Funds-Global Securities          0.74%              0.15%                0.89%
  Fund
  --------------------------------------------------------------------------------------------------------------
  Oppenheimer Variable Account Funds-Multiple                   0.74%              0.03%                0.77%
  Strategies Fund
  --------------------------------------------------------------------------------------------------------------
  Strong Special Fund II, Inc.                                  1.00%              0.20%                1.20%
  --------------------------------------------------------------------------------------------------------------
  Strong Variable Insurance Funds, Inc.-Discovery Fund          1.00%              0.31%                1.31%
  II, Inc.
  --------------------------------------------------------------------------------------------------------------
  Strong Variable Insurance Funds, Inc.-International           1.00%              0.97%                1.97%
  Stock Fund II
  --------------------------------------------------------------------------------------------------------------
  TCI Portfolios, Inc.-TCI Balanced                             1.00%              0.00%                1.00%
  --------------------------------------------------------------------------------------------------------------
  TCI Portfolios, Inc.-TCI Growth                               1.00%              0.00%                1.00%
  --------------------------------------------------------------------------------------------------------------
  TCI Portfolios, Inc.-TCI International                        1.50%              0.00%                1.50%
  --------------------------------------------------------------------------------------------------------------
  TCI Portfolios, Inc.-TCI Value                                1.00%              0.00%                1.00%
  --------------------------------------------------------------------------------------------------------------

                        UNDERLYING MUTUAL FUND ANNUAL EXPENSES(3)
                (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS)
                                       CONTINUED

  --------------------------------------------------------------------------------------------------------------
                                                            Management                           Total Mutual
                                                               Fees           Other Expenses     Fund Expenses
  --------------------------------------------------------------------------------------------------------------
  Van Eck Worldwide Insurance Trust-Gold and Natural            0.79%              0.15%                0.94%
  Resources Fund*
  --------------------------------------------------------------------------------------------------------------
  Van Eck Worldwide Insurance Trust-Worldwide Bond              0.80%              0.16%                0.96%
  Fund*
  --------------------------------------------------------------------------------------------------------------
  Van Eck Worldwide Insurance Trust-Worldwide Emerging          1.00%              0.00%                1.00%
  Markets Fund
  --------------------------------------------------------------------------------------------------------------
  Van Kampen American Capital Life Investment                   1.00%              1.50%                2.50%
  Trust-Real Estate Securities Fund*
  --------------------------------------------------------------------------------------------------------------
  Warburg Pincus Trust-International Equity Portfolio*          1.00%              0.44%                1.44%
  --------------------------------------------------------------------------------------------------------------
  Warburg Pincus Trust-Post-Venture Capital Portfolio*          0.65%              0.75%                1.40%
  --------------------------------------------------------------------------------------------------------------
  Warburg Pincus Trust-Small Company Growth Portfolio*          0.90%              0.35%                1.25%
  --------------------------------------------------------------------------------------------------------------

   3 The Mutual Fund expenses shown above are assessed at the underlying Mutual
     Fund level and are not direct charges against Variable Account assets or reductions from Contract Values. These underlying Mutual Fund expenses are taken into consideration in computing each underlying Mutual Fund's net asset value, which is the share price used to calculate the unit values of the Variable Account. The information relating to the underlying Mutual Fund expenses was provided by the underlying Mutual Fund and was not independently verified by the Company.

   * The investment advisers for the indicated underlying mutual funds have voluntarily agreed to reimburse a portion of the management fees and/or operating expenses resulting in a reduction of the total expenses. Absent any such partial reimbursement, "Management Fees" and "Other Expenses" would have been 0.27% and 0.15% for the Dreyfus Stock Index Fund; 0.69% and 0.64% for the Dreyfus Socially Responsible Growth Fund, Inc.; 0.71% and 0.10% for the Fidelity VIP Fund II-Asset Manager Portfolio; 1.00% and 0.16% for the Van Eck Worldwide Insurance Trust-Gold and Natural Resources Fund; 1.00% and 0.15% for the Van Eck Worldwide Insurance Trust-Worldwide Bond Fund; 1.00% and 1.90% for the Van Kampen American Capital Life Investment Trust-Real Estate Securities Fund; 1.00% and 1.21% for the Warburg Pincus Trust-International Equity Portfolio; 1.25% and 0.81% for the Warburg Pincus Trust Post-Venture Capital Portfolio; and 0.90% and 0.60% for the Warburg Pincus Trust-Small Company Growth Portfolio.

   EXAMPLE
The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below. The expense amounts presented are derived from a formula which allows the $30 Contract Maintenance Charge to be expressed as a percentage of the average Contract account size for existing Contracts. Since the average Contract account size for Contracts issued under this prospectus is greater than $1000, the expense effect of the Contract Maintenance Charge is reduced accordingly.

----------------------------------------------------------------------------------------------------------------------
                            If you surrender your         If you do not surrender      If you annuitize your Contract
                                   Contract               your Contract at the end      at the end of the applicable
                         at the end of the applicable      of the applicable time               time period
                                 time period                       period
                         1 Yr. 3 Yrs. 5 Yrs. 10 Yrs.     1 Yr. 3 Yrs  5 Yrs. 10 Yrs.   1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.

----------------------------------------------------------------------------------------------------------------------
AVIS-Growth Fund          89    105    130     223        19     60    103    223        *      60     103     223
----------------------------------------------------------------------------------------------------------------------
AVIS-High-Yield Bond      90    107    134     231        20     62    107    231        *      62     107     231
Fund
----------------------------------------------------------------------------------------------------------------------
AVIS-U.S. Govt./AAA       90    107    134     231        20     62    107    231        *      62     107     231
Rated
----------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund  89    103    126     214        19     58     99    214        *      58     99      214
----------------------------------------------------------------------------------------------------------------------
Dreyfus VIF-Growth &      94    120    156     275        24     75    129    275        *      75     129     275
Income Portfolio
----------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially      98    130    172     308        28     85    145    308        *      85     145     308
Responsible Growth Fund
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP              91    110    138     239        21     65    111    239        *      65     111     239
Fund-Equity-Income
Portfolio
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP              92    112    143     248        22     67    116    248        *      67     116     248
Fund-Growth Portfolio
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP              94    119    154     271        24     74    127    271        *      74     127     271
Fund-Overseas Portfolio
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-High    92    113    143     249        22     68    116    249        *      68     116     249
Income Portfolio
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund         93    115    147     258        23     70    120    258        *      70     120     258
II-Asset Manager
Portfolio
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund         92    113    144     250        22     68    117    250        *      68     117     250
II-Contrafund Portfolio
----------------------------------------------------------------------------------------------------------------------
NSAT-Capital              90    107    134     231        20     62    107    231        *      62     107     231
Appreciation Fund
----------------------------------------------------------------------------------------------------------------------
NSAT-Government Bond      90    106    132     228        20     61    105    228        *      61     105     228
Fund
----------------------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund    90    107    133     229        20     62    106    229        *      62     106     229
----------------------------------------------------------------------------------------------------------------------
NSAT - Small Company      98    130    171     306        28     85    144    306        *      85     144     306
Fund
----------------------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund    90    106    132     228        20     61    105    228        *      61     105     228
----------------------------------------------------------------------------------------------------------------------
Neuberger & Berman        94    120    155     274        24     75    128    274        *      75     128     274
Advisers Management
Trust-Growth Portfolio
----------------------------------------------------------------------------------------------------------------------
Neuberger & Berman        92    114    145     254        22     69    118    254        *      69     118     254
Advisers Management
Trust-Limited Maturity
Bond Portfolio
----------------------------------------------------------------------------------------------------------------------
Neuberger & Berman        97    127    166     295        27     82    139    295        *      82     139     295
Advisers Management
Trust- Partners
Portfolio
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable      93    116    148     259        23     71    121    259        *      71     121     259
Account Funds-Bond Fund
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                            If you surrender your          If you do not surrender          If you annuitize your
                                   Contract              your Contract at the end of               Contract
                         at the end of the applicable     the applicable time period     at the end of the applicable
                                 time period                                                     time period
                         1 Yr. 3 Yrs. 5 Yrs. 10 Yrs.     1 Yr. 3 Yrs  5 Yrs. 10 Yrs.     1 Yr. 3 Yrs. 5 Yrs. 10 Yrs.
----------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable      94    118    153     268        24     73    126     268         *     73    126     268
Account Funds-Global
Securities Fund
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable      93    115    146     256        23     70    119     256         *     70    119     256
Account Funds-Multiple
Strategies Fund
----------------------------------------------------------------------------------------------------------------------
Strong Special Fund II,   97    128    169     301        27     83    142     301         *     83    142     301
Inc.
----------------------------------------------------------------------------------------------------------------------
Strong Variable           98    132    175     312        28     87    148     312         *     87    148     312
Insurance Funds, Inc.-
Discovery Fund II, Inc.
----------------------------------------------------------------------------------------------------------------------
Strong Variable          105    152    208     376        35    107    181     376         *    107    181     376
Insurance Funds, Inc.
-International Stock
Fund II
----------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-     95    122    158     280        25     77    131     280         *     77    131     280
TCI Balanced
----------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-     95    122    158     280        25     77    131     280         *     77    131     280
TCI Growth
----------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-    100    138    184     331        30     93    157     331         *     93    157     331
TCI International
----------------------------------------------------------------------------------------------------------------------
TCI Portfolios,           95    122    158     280        25     77    131     280         *     77    131     280
Inc.-TCI Value
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide         94    120    155     274        24     75    128     274         *     75    128     274
Insurance
Trust-Worldwide Bond
Fund
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide         95    122    158     280        25     77    131     280         *     77    131     280
Insurance
Trust-Worldwide
Emerging Markets Fund
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide         95    121    156     276        25     76    129     276         *     76    129     276
Insurance Trust-Gold
and Natural Resources
Fund
----------------------------------------------------------------------------------------------------------------------
Van Kampen American      115    181    254     460        45    136    227     460         *    136    227     460
Capital Life Investment
Trust-Real Estate
Securities Fund
----------------------------------------------------------------------------------------------------------------------
Warburg Pincus            100   136    181     325        30     91    154     325         *     91    154     325
Trust-International
Equity Portfolio
----------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-     99    134    179     321        29     89    152     321         *     89    152     321
Post-Venture Capital
Portfolio
----------------------------------------------------------------------------------------------------------------------
Warburg Pincus            98    130    171     306        28     85    144     306         *     85    144     306
Trust-Small Company
Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

* The Contracts sold under this prospectus do not permit annuitizations during the first two Contract Years.

         The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that will be borne directly or indirectly when investing in the Contract. The expenses of the Nationwide Variable Account-II as well as those of the underlying Mutual Fund options are reflected in the Example. For more complete descriptions of the expenses of the Variable Account, see "Variable Account Charges, Purchase Payments, and Other Deductions." For more complete information regarding expenses paid out of the assets of the underlying Mutual Fund options, see the underlying Mutual Fund prospectuses. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").

                                       SYNOPSIS

       The Company does not deduct a sales charge from Purchase Payments made for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions, deduct from the Contract Owner's Contract Value a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Purchase Payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. This charge, when applicable, is imposed to permit the Company to recover sales expenses which have been advanced by the Company (see "Contingent Deferred Sales Charge").

       In addition, on each Contract Anniversary the Company will deduct an annual Contract Maintenance Charge from the Contract Value of the Contracts. The Company will also assess an Administration Charge equal to an annual rate of 0.05% of the daily net asset value of the Variable Account. These charges are to reimburse the Company for administrative expenses related to the issue and maintenance of the Contracts. The Company does not expect to recover from these charges an amount in excess of accumulated administrative expenses (see "Contract Maintenance Charge and Administration Charge").

       The Company deducts a Mortality Risk Charge equal to an annual rate of 0.80% of the daily net asset value of the Variable Account for mortality risk assumed by the Company (see "Mortality Risk Charge").

       The Company deducts an Expense Risk Charge equal to an annual rate of 0.45% of the daily net asset value of the Variable Account as compensation for the Company's risk by undertaking not to increase administrative charges on the Contracts regardless of the actual administrative costs (see "Expense Risk Charge").

       The initial first year Purchase Payment must be at least $1,500 for Non-Qualified Contracts. However, if periodic payments are expected by the Company, this initial first year minimum may be satisfied by Purchase Payments made on an annualized basis. The cumulative total of all Purchase Payments under Contracts issued on the life of any one Designated Annuitant may not exceed $1,000,000 without the prior consent of the Company (see "Allocation of Purchase Payments and Contract Value").

       If the Contract Value at the Annuitization Date is less than $500, the Contract Value may be distributed in one lump sum in lieu of annuity payments. If any annuity payment would be less than $20, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $20. In no event, however, will annuity payments be made less frequently than annually (see "Frequency and Amount of Annuity Payments").

       Premium taxes payable to any governmental entity will be charged against the Contracts. If any such premium taxes are payable by the Company at the time Purchase Payments are made, an equal premium tax deduction may be made from the Contract prior to the allocation of any Purchase Payment to any underlying Mutual Fund option (see "Premium Taxes").

       To be sure that the Contract Owner is satisfied with the Contract, the Contract Owner has a ten day free look. Within ten days of the date the Contract is received, it may be returned to the Home Office of the Company, at the address shown on page 1 of this prospectus. When the Contract is received by the Company, the Company will void the Contract and refund the Contract Value in full unless otherwise required by state and/or federal law. All Individual Retirement Annuity refunds will be return of Purchase Payments (see "Right to Revoke").

CONDENSED FINANCIAL INFORMATION
Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                           ACCUMULATION      ACCUMULATION        PERCENT         NUMBER OF
                           UNIT VALUE AT      UNIT VALUE        CHANGE IN       ACCUMULATION
                           BEGINNING OF         AT END        ACCUMULATION    UNITS AT END OF
          FUND                PERIOD          OF PERIOD        UNIT VALUE        THE PERIOD        YEAR
-------------------------------------------------------------------------------------------------------------
AVIS-                        16.632869         21.880052          31.55%          533,382          1995
Growth Fund-Q            ------------------------------------------------------------------------------------
                             16.767635         16.632869          -0.80%          568,831          1994
                         ------------------------------------------------------------------------------------
                             14.603954         16.767635          14.82%          614,673          1993
                         ------------------------------------------------------------------------------------
                             13.356752         14.603954           9.34%          630,618          1992
                         ------------------------------------------------------------------------------------
                             10.154286         13.356752          31.54%          637,666          1991
                         ------------------------------------------------------------------------------------
                             10.758820         10.154286          -5.62%          612,309          1990
                         ------------------------------------------------------------------------------------
                              8.912471         10.758820          20.72%          578,318          1989***
                         ------------------------------------------------------------------------------------
                              7.950563          8.912471          12.10%          335,760          1988
                         ------------------------------------------------------------------------------------
                             10.000000          7.950563         -20.49%          245,664          1987
-------------------------------------------------------------------------------------------------------------
AVIS-                        16.632869         21.880052          31.55%          544,338          1995
Growth Fund-Q            ------------------------------------------------------------------------------------
                             16.767635         16.632869          -0.80%          538,005          1994
                         ------------------------------------------------------------------------------------
                             14.603954         16.767635          14.82%          573,448          1993
                         ------------------------------------------------------------------------------------
                             13.356752         14.603954           9.34%          658,355          1992
                         ------------------------------------------------------------------------------------
                             10.154286         13.356752          31.54%          675,796          1991
                         ------------------------------------------------------------------------------------
                             10.758820         10.154286          -5.62%          709,255          1990
                         ------------------------------------------------------------------------------------
                              8.912471         10.758820          20.72%          847,522          1989***
                         ------------------------------------------------------------------------------------
                              7.950563          8.912471          12.10%          365,976          1988
                         ------------------------------------------------------------------------------------
                             10.000000          7.950563         -20.49%          148,517          1987
-------------------------------------------------------------------------------------------------------------
AVIS-                        17.247186         20.792452          20.19%           74,984          1995
High-Yield Bond Fund-Q   ------------------------------------------------------------------------------------
                             18.696382         17.247186          -7.75%           90,073          1994
                         ------------------------------------------------------------------------------------
                             16.269615         18.696382          14.92%           97,302          1993
                         ------------------------------------------------------------------------------------
                             14.656040         16.269615          11.01%           96,741          1992
                         ------------------------------------------------------------------------------------
                             11.731211         14.656040          24.93%          104,317          1991
                         ------------------------------------------------------------------------------------
                             11.446666         11.731211           2.49%           91,778          1990
                         ------------------------------------------------------------------------------------
                             10.615988         11.446666           7.82%          107,592          1989***
                         ------------------------------------------------------------------------------------
                             10.185386         10.615988           4.23%           80,266          1988
                         ------------------------------------------------------------------------------------
                             10.000000         10.185386           1.85%           62,616          1987
-------------------------------------------------------------------------------------------------------------
AVIS-                        17.247186         20.792452          20.19%           65,007          1995
High-Yield Bond Fund-Q   ------------------------------------------------------------------------------------
                             18.696382         17.247186          -7.75%           63,653          1994
                         ------------------------------------------------------------------------------------
                             16.269615         18.696382          14.92%           90,260          1993
                         ------------------------------------------------------------------------------------
                             14.656040         16.269615          11.01%           85,512          1992
                         ------------------------------------------------------------------------------------
                             11.731211         14.656040          24.93%           93,543          1991
                         ------------------------------------------------------------------------------------
                             11.446666         11.731211           2.49%           84,258          1990
                         ------------------------------------------------------------------------------------
                             10.615988         11.446666           7.82%          120,140          1989***
                         ------------------------------------------------------------------------------------
                             10.185386         10.615988           4.23%           67,570          1988
                         ------------------------------------------------------------------------------------
                             10.000000         10.185386           1.85%           22,009          1987
-------------------------------------------------------------------------------------------------------------
AVIS-                        15.872495         18.077072          13.89%          315,331          1995
U.S. Gov't/AAA-Rated     ------------------------------------------------------------------------------------
Securities Fund-Q            16.810323         15.872495          -5.58%          346,442          1994
                         ------------------------------------------------------------------------------------
                             15.319654         16.810323           9.73%          414,364          1993
                         ------------------------------------------------------------------------------------
                             14.425067         15.319654           6.20%          396,892          1992
                         ------------------------------------------------------------------------------------
                             12.605067         14.425067          14.44%          436,968          1991
                         ------------------------------------------------------------------------------------
                             11.780016         12.605067           7.00%          457,802          1990
                         ------------------------------------------------------------------------------------
                             10.909251         11.780016           7.98%          493,935          1989***
                         ------------------------------------------------------------------------------------
                             10.389044         10.909251           5.01%          303,920          1988
                         ------------------------------------------------------------------------------------
                             10.000000         10.389044           3.89%           86,816          1987
-------------------------------------------------------------------------------------------------------------
AVIS-                        15.872495         18.077072          13.89%          238,614          1995
U.S. Gov't/AAA-Rated     ------------------------------------------------------------------------------------
Securities Fund-NQ           16.810323         15.872495          -5.58%          272,776          1994
                         ------------------------------------------------------------------------------------
                             15.319654         16.810323           9.73%          365,338          1993
                         ------------------------------------------------------------------------------------
                             14.425067         15.319654           6.20%          447,387          1992
                         ------------------------------------------------------------------------------------
                             12.605067         14.425067          14.44%          496,734          1991
                         ------------------------------------------------------------------------------------
                             11.780016         12.605067           7.00%          528,128          1990
                         ------------------------------------------------------------------------------------
                             10.909251         11.780016           7.98%          997,613          1989***
                         ------------------------------------------------------------------------------------
                             10.389044         10.909251           5.01%          801,676          1988
                         ------------------------------------------------------------------------------------
                             10.000000         10.389044           3.89%          167,148          1987
-------------------------------------------------------------------------------------------------------------

     *** On October 20, 1989, the Company substituted shares of the American VI Series for the then existing shares of the American Life/Annuity Series. The unit values for the American VI Series started at the same unit values as the corresponding units of the American Life/Annuity Series on the date of the substitution.

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                           ACCUMULATION      ACCUMULATION        PERCENT         NUMBER OF
                           UNIT VALUE AT      UNIT VALUE        CHANGE IN       ACCUMULATION
                           BEGINNING OF         AT END        ACCUMULATION    UNITS AT END OF
          FUND                PERIOD          OF PERIOD        UNIT VALUE        THE PERIOD        YEAR
-------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index          10.087774         13.619180          35.01%          3,284,707        1995
Fund-Q                   ------------------------------------------------------------------------------------
                             10.130946         10.087774          -0.43%            539,188        1994
                         ------------------------------------------------------------------------------------
                             10.000000         10.130946           1.31%            114,256        1993
-------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index          10.087774         13.619180          35.01%          2,805,145        1995
Fund-Q                   ------------------------------------------------------------------------------------
                             10.130946         10.087774          -0.43%            418,990        1994
                         ------------------------------------------------------------------------------------
                             10.000000         10.130946           1.31%             53,556        1993
-------------------------------------------------------------------------------------------------------------
The Dreyfus Socially         10.721141         14.239508          32.82%            640,387        1995
Responsible Growth       ------------------------------------------------------------------------------------
Fund-Q                       10.702195         10.721141           0.18%            301,426        1994
                         ------------------------------------------------------------------------------------
                             10.000000         10.702195           7.02%             32,265        1993
-------------------------------------------------------------------------------------------------------------
The Dreyfus Socially         10.721141         14.239508          32.82%            421,093        1995
Responsible Growth       ------------------------------------------------------------------------------------
Fund-NQ                      10.702195         10.721141           0.18%            263,764        1994
                         ------------------------------------------------------------------------------------
                             10.000000         10.702195           7.02%             48,396        1993
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-           13.701507         14.832631           8.26%         14,272,080        1995
Overseas Portfolio-Q     ------------------------------------------------------------------------------------
                             13.646118         13.701507           0.41%         15,065,853        1994
                         ------------------------------------------------------------------------------------
                             10.074553         13.646118          35.45%         11,518,590        1993
                         ------------------------------------------------------------------------------------
                             11.432117         10.074553         -11.88%          5,381,715        1992
                         ------------------------------------------------------------------------------------
                             10.707951         11.432117           6.76%          3,095,641        1991
                         ------------------------------------------------------------------------------------
                             11.042233         10.707951          -3.03%          1,715,341        1990
                         ------------------------------------------------------------------------------------
                              8.858811         11.042233          24.65%            356,389        1989
                         ------------------------------------------------------------------------------------
                              8.300609          8.858811           6.72%             53,275        1988
                         ------------------------------------------------------------------------------------
                             10.000000          8.300609         -16.99%                434        1987
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-           13.701507         14.832631           8.26%         14,672,390        1995
Overseas Portfolio-NQ    ------------------------------------------------------------------------------------
                             13.646118         13.701507           0.41%         17,550,925        1994
                         ------------------------------------------------------------------------------------
                             10.074553         13.646118          35.45%         14,793,318        1993
                         ------------------------------------------------------------------------------------
                             11.432117         10.074553         -11.88%          5,341,001        1992
                         ------------------------------------------------------------------------------------
                             10.707951         11.432117           6.76%          3,211,265        1991
                         ------------------------------------------------------------------------------------
                             11.042233         10.707951          -3.03%          1,989,713        1990
                         ------------------------------------------------------------------------------------
                              8.858811         11.042233          24.65%            605,461        1989
                         ------------------------------------------------------------------------------------
                              8.300609          8.858811           6.72%            167,313        1988
                         ------------------------------------------------------------------------------------
                             10.000000          8.300609         -16.99%            101,502        1987
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund- High      18.327364         21.817076          19.04%          6,464,833        1995
Income Portfolio-Q       ------------------------------------------------------------------------------------
                             18.859652         18.327364          -2.82%          4,924,388        1994
                         ------------------------------------------------------------------------------------
                             15.855840         18.859652          18.94%          4,044,756        1993
                         ------------------------------------------------------------------------------------
                             13.055215         15.855840          21.45%          1,837,635        1992
                         ------------------------------------------------------------------------------------
                              9.778064         13.055215          33.52%            669,289        1991
                         ------------------------------------------------------------------------------------
                             10.147625          9.778064          -3.64%            277,945        1990
                         ------------------------------------------------------------------------------------
                             10.736745         10.147625          -5.49%            209,652        1989
                         ------------------------------------------------------------------------------------
                              9.736528         10.736745          10.27%             67,813        1988
                         ------------------------------------------------------------------------------------
                             10.000000          9.736528          -2.63%              5,430        1987
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund- High      18.327364         21.817076          19.04%          7,993,534        1995
Income Portfolio-NQ      ------------------------------------------------------------------------------------
                             18.859652         18.327364          -2.82%          6,177,851        1994
                         ------------------------------------------------------------------------------------
                             15.855840         18.859652          18.94%          5,307,509        1993
                         ------------------------------------------------------------------------------------
                             13.055215         15.855840          21.45%          2,645,096        1992
                         ------------------------------------------------------------------------------------
                              9.778064         13.055215          33.52%          1,098,412        1991
                         ------------------------------------------------------------------------------------
                             10.147625          9.778064          -3.64%            425,270        1990
                         ------------------------------------------------------------------------------------
                             10.736745         10.147625          -5.49%            353,195        1989
                         ------------------------------------------------------------------------------------
                              9.736528         10.736745          10.27%            140,237        1988
                         ------------------------------------------------------------------------------------
                             10.000000          9.736528          -2.63%             39,928        1987
-------------------------------------------------------------------------------------------------------------

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                           ACCUMULATION      ACCUMULATION        PERCENT         NUMBER OF
                           UNIT VALUE AT      UNIT VALUE        CHANGE IN       ACCUMULATION
                           BEGINNING OF         AT END        ACCUMULATION    UNITS AT END OF
          FUND                PERIOD          OF PERIOD        UNIT VALUE        THE PERIOD        YEAR
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -          18.646331         24.863579          33.34%         21,482,777        1995
Equity-                  ------------------------------------------------------------------------------------
Income Portfolio-Q           17.644458         18.646331           5.68%         15,283,540        1994
                         ------------------------------------------------------------------------------------
                             15.123262         17.644458          16.67%         10,828,747        1993
                         ------------------------------------------------------------------------------------
                             13.099125         15.123262          15.45%          6,712,294        1992
                         ------------------------------------------------------------------------------------
                             10.095775         13.099125          29.75%          4,458,956        1991
                         ------------------------------------------------------------------------------------
                             12.075648         10.095775         -16.40%          3,063,355        1990
                         ------------------------------------------------------------------------------------
                             10.425721         12.075648          15.83%          1,898,037        1989
                         ------------------------------------------------------------------------------------
                              8.589543         10.425721          21.38%            319,889        1988
                         ------------------------------------------------------------------------------------
                             10.000000          8.589543         -14.10%             8,805         1987
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -          18.646331         24.863579          33.34%         21,094,657        1995
Equity-                  ------------------------------------------------------------------------------------
Income Portfolio-NQ          17.644458         18.646331           5.68%         15,217,260        1994
                         ------------------------------------------------------------------------------------
                             15.123262         17.644458          16.67%         11,195,669        1993
                         ------------------------------------------------------------------------------------
                             13.099125         15.123262          15.45%          6,754,475        1992
                         ------------------------------------------------------------------------------------
                             10.095775         13.099125          29.75%          4,614,322        1991
                         ------------------------------------------------------------------------------------
                             12.075648         10.095775         -16.40%          3,627,225        1990
                         ------------------------------------------------------------------------------------
                             10.425721         12.075648          15.83%          2,861,738        1989
                         ------------------------------------------------------------------------------------
                              8.589543         10.425721          21.38%            678,815        1988
                         ------------------------------------------------------------------------------------
                             10.000000          8.589543         -14.10%            420,904        1987
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -          25.451479         34.006052          33.61%         15,252,906        1995
Growth                   ------------------------------------------------------------------------------------
Portfolio-Q                  25.790764         25.451479          -1.32%         11,689,858        1994
                         ------------------------------------------------------------------------------------
                             21.890060         25.790764          17.82%          8,260,724        1993
                         ------------------------------------------------------------------------------------
                             20.287900         21.890060           7.90%          5,747,021        1992
                         ------------------------------------------------------------------------------------
                             14.125398         20.287900          43.63%          3,088,464        1991
                         ------------------------------------------------------------------------------------
                             16.214983         14.125398         -12.89%          1,245,106        1990
                         ------------------------------------------------------------------------------------
                             12.501824         16.214983          29.70%            398,400        1989
                         ------------------------------------------------------------------------------------
                             10.938414         12.501824          14.29%             38,122        1988
                         ------------------------------------------------------------------------------------
                             10.000000         10.938414           9.38%              2,784        1987
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -          25.451479         34.006052          33.61%         13,813,237        1995
Growth                   ------------------------------------------------------------------------------------
Portfolio-NQ                 25.790764         25.451479          -1.32%         10,492,508        1994
                         ------------------------------------------------------------------------------------
                             21.890060         25.790764          17.82%          8,788,434        1993
                         ------------------------------------------------------------------------------------
                             20.287900         21.890060           7.90%          6,695,765        1992
                         ------------------------------------------------------------------------------------
                             14.125398         20.287900          43.63%          4,003,764        1991
                         ------------------------------------------------------------------------------------
                             16.214983         14.125398         -12.89%          2,190,071        1990
                         ------------------------------------------------------------------------------------
                             12.501824         16.214983          29.70%            857,832        1989
                         ------------------------------------------------------------------------------------
                             10.938414         12.501824          14.29%            105,051        1988
                         ------------------------------------------------------------------------------------
                             10.000000         10.938414           9.38%                209        1987
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II -       15.641016         18.056027          15.44%         22,704,319        1995
Asset                    ------------------------------------------------------------------------------------
Manager Portfolio-Q          16.874276         15.641016          -7.31%         24,788,850        1994
                         ------------------------------------------------------------------------------------
                             14.123234         16.874276          19.48%         17,438,762        1993
                         ------------------------------------------------------------------------------------
                             12.789976         14.123234          10.42%          6,977,842        1992
                         ------------------------------------------------------------------------------------
                             10.572963         12.789976          20.97%          2,513,661        1991
                         ------------------------------------------------------------------------------------
                             10.028081         10.572963           5.43%            729,271        1990
                         ------------------------------------------------------------------------------------
                             10.000000         10.028081           0.28%            124,631        1989
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II -       15.641016         18.056027          15.44%         16,037,811        1995
Asset                    ------------------------------------------------------------------------------------
Manager Portfolio-NQ         16.874276         15.641016          -7.31%         20,692,145        1994
                         ------------------------------------------------------------------------------------
                             14.123234         16.874276          19.48%         16,652,403        1993
                         ------------------------------------------------------------------------------------
                             12.789976         14.123234          10.42%          6,313,629        1992
                         ------------------------------------------------------------------------------------
                             10.572963         12.789976          20.97%          1,991,456        1991
                         ------------------------------------------------------------------------------------
                             10.028081         10.572963           5.43%            696,595        1990
                         ------------------------------------------------------------------------------------
                             10.000000         10.028081           0.28%            161,084        1989
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II -       10.000000         11.071500          10.72%          3,025,498        1995
Contrafund Portfolio - Q
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II -       10.000000         11.071500          10.72%          3,490,716        1995
Contrafund Portfolio -
NQ
-------------------------------------------------------------------------------------------------------------

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                           ACCUMULATION      ACCUMULATION        PERCENT         NUMBER OF
                           UNIT VALUE AT      UNIT VALUE        CHANGE IN       ACCUMULATION
                           BEGINNING OF         AT END        ACCUMULATION    UNITS AT END OF
          FUND                PERIOD          OF PERIOD        UNIT VALUE        THE PERIOD        YEAR
-------------------------------------------------------------------------------------------------------------
NSAT Capital                 11.311683         14.442619          27.68%            897,315        1995
Appreciation Fund-Q      ------------------------------------------------------------------------------------
                             11.564256         11.311683          -2.18%            890,035        1994
                         ------------------------------------------------------------------------------------
                             10.689287         11.564256           8.19%            545,013        1993
                         ------------------------------------------------------------------------------------
                             10.000000         10.689287           6.89%            189,896        1992
-------------------------------------------------------------------------------------------------------------
NSAT-Capital                 11.311683         14.442619          27.68%            904,797        1995
Appreciation Fund-Q      ------------------------------------------------------------------------------------
                             11.564256         11.311683          -2.18%            897,902        1994
                         ------------------------------------------------------------------------------------
                             10.689287         11.564256           8.19%            549,294        1993
                         ------------------------------------------------------------------------------------
                             10.000000         10.689287           6.89%            551,252        1992
-------------------------------------------------------------------------------------------------------------
NSAT-                        25.309101         29.663756          17.21%          4,150,795        1995
Government Bond          ------------------------------------------------------------------------------------
Fund-Q                       26.497619         25.309101          -4.49%          4,217,320        1994
                         ------------------------------------------------------------------------------------
                             24.513489         26.497619           8.09%          4,093,697        1993
                         ------------------------------------------------------------------------------------
                             23.025331         24.513489           6.46%          3,388,192        1992
                         ------------------------------------------------------------------------------------
                             19.989831         23.025331          15.19%          2,396,577        1991
                         ------------------------------------------------------------------------------------
                             18.497836         19.989831           8.07%          1,366,952        1990
                         ------------------------------------------------------------------------------------
                             16.442690         18.497836          12.64%            769,336        1989
                         ------------------------------------------------------------------------------------
                             15.416798         16.442690           6.65%            397,372        1988
                         ------------------------------------------------------------------------------------
                             15.399065         15.416798           0.12%            345,246        1987
                         ------------------------------------------------------------------------------------
                             13.540778         15.399065          13.72%            202,054        1986
-------------------------------------------------------------------------------------------------------------
NSAT-                        25.242252         29.585401          17.21%          3,385,486        1995
Government Bond          ------------------------------------------------------------------------------------
Fund-NQ                      26.427634         25.242252          -4.49%          3,855,380        1994
                         ------------------------------------------------------------------------------------
                             24.448737         26.427634           8.09%          4,068,930        1993
                         ------------------------------------------------------------------------------------
                             22.964507         24.448737           6.46%          3,746,706        1992
                         ------------------------------------------------------------------------------------
                             19.937021         22.964507          15.19%          3,069,935        1991
                         ------------------------------------------------------------------------------------
                             18.448970         19.937021           8.07%          2,213,029        1990
                         ------------------------------------------------------------------------------------
                             16.399248         18.448970          12.50%          1,776,299        1989
                         ------------------------------------------------------------------------------------
                             15.376062         16.399248           6.65%          1,568,736        1988
                         ------------------------------------------------------------------------------------
                             15.358367         15.376062           0.12%          1,514,167        1987
                         ------------------------------------------------------------------------------------
                             13.504987         15.358367          13.72%          1,661,130        1986
-------------------------------------------------------------------------------------------------------------
NSAT-Money                   20.457373         21.334141           4.29%          9,961,763        1995
Market Fund-Q*           ------------------------------------------------------------------------------------
                             19.951530         20.457373           2.54%         11,466,217        1994
                         ------------------------------------------------------------------------------------
                             19.672720         19.951530           1.42%          5,669,948        1993
                         ------------------------------------------------------------------------------------
                             19.275668         19.672720           2.06%          5,743,893        1992
                         ------------------------------------------------------------------------------------
                             18.453701         19.275668           4.45%          5,848,337        1991
                         ------------------------------------------------------------------------------------
                             17.301093         18.453701           6.66%          4,869,455        1990
                         ------------------------------------------------------------------------------------
                             16.070303         17.301093           7.66%          1,988,984        1989
                         ------------------------------------------------------------------------------------
                             15.171173         16.070303           5.93%          1,232,073        1988
                         ------------------------------------------------------------------------------------
                             14.441015         15.171173           5.06%            646,540        1987
                         ------------------------------------------------------------------------------------
                             13.730155         14.441015           5.18%            352,785        1986
-------------------------------------------------------------------------------------------------------------

     * The 7-day yield on the Money Market Fund as of December 29, 1995 was
3.78%.

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                           ACCUMULATION      ACCUMULATION        PERCENT         NUMBER OF
                           UNIT VALUE AT      UNIT VALUE        CHANGE IN       ACCUMULATION
                           BEGINNING OF         AT END        ACCUMULATION    UNITS AT END OF
          FUND                PERIOD          OF PERIOD        UNIT VALUE        THE PERIOD        YEAR
-------------------------------------------------------------------------------------------------------------
NSAT-Money                   20.457373         21.334141           4.29%         10,688,426        1995
Market Fund-NQ           ------------------------------------------------------------------------------------
                             19.951530         20.457373           2.54%         16,632,423        1994
                         ------------------------------------------------------------------------------------
                             19.672720         19.951530           1.42%          8,583,554        1993
                         ------------------------------------------------------------------------------------
                             19.275668         19.672720           2.06%          7,286,887        1992
                         ------------------------------------------------------------------------------------
                             18.453701         19.275668           4.45%          7,417,882        1991
                         ------------------------------------------------------------------------------------
                             17.301093         18.453701           6.66%          7,729,382        1990
                         ------------------------------------------------------------------------------------
                             16.070303         17.301093           7.66%          5,325,942        1989
                         ------------------------------------------------------------------------------------
                             15.171173         16.070303           5.93%          5,407,347        1988
                         ------------------------------------------------------------------------------------
                             14.441015         15.171173           5.06%          5,181,222        1987
                         ------------------------------------------------------------------------------------
                             13.730155         14.441015           5.18%          3,345,080        1986
-------------------------------------------------------------------------------------------------------------
NSAT-Small                   10.000000         11.410135          14.10%            157,084        1995
Company Fund - Q         ------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
NSAT-Small                   10.000000         11.410135          14.10%            607,477        1995
Company Fund - NQ        ------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
NSAT-Total                   40.926247         52.147953          27.42%          2,843,673        1995
Return Fund-Q            ------------------------------------------------------------------------------------
                             41.023082         40.926247          -0.24%          2,189,971        1994
                         ------------------------------------------------------------------------------------
                             37.471598         41.023082           9.48%          1,747,873        1993
                         ------------------------------------------------------------------------------------
                             35.094975         37.471598           6.77%          1,417,457        1992
                         ------------------------------------------------------------------------------------
                             25.674744         35.094975          36.69%            905,547        1991
                         ------------------------------------------------------------------------------------
                             28.286971         25.674744          -9.23%            720,473        1990
                         ------------------------------------------------------------------------------------
                             25.311336         28.286971          11.76%            604,552        1989
                         ------------------------------------------------------------------------------------
                             21.361366         25.311336          18.49%            467,922        1988
                         ------------------------------------------------------------------------------------
                             21.799104         21.361366          -2.01%            542,976        1987
                         ------------------------------------------------------------------------------------
                             18.369602         21.799104          18.67%            258,649        1986
-------------------------------------------------------------------------------------------------------------
NSAT-Total                   39.872391         50.805130          27.42%          2,833,128        1995
Return Fund-NQ           ------------------------------------------------------------------------------------
                             39.966728         39.872391          -0.24%          2,396,609        1994
                         ------------------------------------------------------------------------------------
                             36.506693         39.966728           9.48%          2,125,354        1993
                         ------------------------------------------------------------------------------------
                             34.191261         36.506693           6.77%          2,066,486        1992
                         ------------------------------------------------------------------------------------
                             25.013609         34.191261          36.69%          1,759,891        1991
                         ------------------------------------------------------------------------------------
                             27.558577         25.013609          -9.23%          1,524,116        1990
                         ------------------------------------------------------------------------------------
                             24.659571         27.558577          11.76%          1,576,425        1989
                         ------------------------------------------------------------------------------------
                             20.811313         24.659571          18.49%          1,429,315        1988
                         ------------------------------------------------------------------------------------
                             21.237770         20.811313          -2.01%          2,024,376        1987
                         ------------------------------------------------------------------------------------
                             17.896579         21.237770          18.67%          2,057,031        1986
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman           21.247525         27.626244          30.02%          5,919,670        1995
Advisers Management      ------------------------------------------------------------------------------------
Trust-Growth Portfolio-Q     22.656907         21.247525          -6.22%          4,909,356        1994
                         ------------------------------------------------------------------------------------
                             21.495392         22.656907           5.40%          4,959,418        1993
                         ------------------------------------------------------------------------------------
                             19.882145         21.495392           8.11%          4,432,865        1992
                         ------------------------------------------------------------------------------------
                             15.527030         19.882145          28.05%          3,336,332        1991
                         ------------------------------------------------------------------------------------
                             17.135185         15.527030          -9.39%          1,761,170        1990
                         ------------------------------------------------------------------------------------
                             13.408445         17.135185          27.79%            751,612        1989
                         ------------------------------------------------------------------------------------
                             10.783816         13.408445          24.34%            109,355        1988
                         ------------------------------------------------------------------------------------
                             10.000000         10.783816           7.84%                353        1987
-------------------------------------------------------------------------------------------------------------

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                           ACCUMULATION      ACCUMULATION        PERCENT         NUMBER OF
                           UNIT VALUE AT      UNIT VALUE        CHANGE IN       ACCUMULATION
                           BEGINNING OF         AT END        ACCUMULATION    UNITS AT END OF
          FUND                PERIOD          OF PERIOD        UNIT VALUE        THE PERIOD        YEAR
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman           21.247525         27.626244          30.02%         5,358,461         1995
Advisers Management      ------------------------------------------------------------------------------------
Trust-Growth                 22.656907         21.247525          -6.22%         4,342,056         1994
Portfolio-NQ             ------------------------------------------------------------------------------------
                             21.495392         22.656907           5.40%         4,728,052         1993
                         ------------------------------------------------------------------------------------
                             19.882145         21.495392           8.11%         4,843,969         1992
                         ------------------------------------------------------------------------------------
                             15.527030         19.882145          28.05%         3,982,667         1991
                         ------------------------------------------------------------------------------------
                             17.135185         15.527030          -9.39%         2,294,185         1990
                         ------------------------------------------------------------------------------------
                             13.408445         17.135185          27.79%         1,363,755         1989
                         ------------------------------------------------------------------------------------
                             10.783816         13.408445          24.34%           291,414         1988
                         ------------------------------------------------------------------------------------
                             10.000000         10.783816           7.84%               701         1987
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman           14.896724         16.311479           9.50%         4,061,293         1995
Advisers Management      ------------------------------------------------------------------------------------
Trust- Limited Maturity      15.115753         14.896724          -1.45%         3,859,535         1994
Bond Portfolio-Q         ------------------------------------------------------------------------------------
                             14.362908         15.115753           5.24%         5,013,322         1993
                         ------------------------------------------------------------------------------------
                             13.836035         14.362908           3.81%         3,563,619         1992
                         ------------------------------------------------------------------------------------
                             12.589849         13.836035           9.90%         1,462,609         1991
                         ------------------------------------------------------------------------------------
                             11.776036         12.589849           6.91%           720,644         1990
                         ------------------------------------------------------------------------------------
                             10.770188         11.776036           9.34%           303,493         1989
                         ------------------------------------------------------------------------------------
                             10.182117         10.770188           5.78%           104,283         1988
                         ------------------------------------------------------------------------------------
                             10.000000         10.182117           1.82%               645         1987
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman           14.896724         16.311479           9.50%         3,866,535         1995
Advisers Management      ------------------------------------------------------------------------------------
Trust- Limited Maturity      15.115753         14.896724          -1.45%         4,238,249         1994
Portfolio-NQ             ------------------------------------------------------------------------------------
                             14.362908         15.115753           5.24%         5,023,386         1993
                         ------------------------------------------------------------------------------------
                             13.836035         14.362908           3.81%         3,217,005         1992
                         ------------------------------------------------------------------------------------
                             12.589849         13.836035           9.90%         1,326,257         1991
                         ------------------------------------------------------------------------------------
                             11.776036         12.589849           6.91%           676,768         1990
                         ------------------------------------------------------------------------------------
                             10.770188         11.776036           9.34%           299,695         1989
                         ------------------------------------------------------------------------------------
                             10.182117         10.770188           5.78%           101,445         1988
                         ------------------------------------------------------------------------------------
                             10.000000         10.182117           1.82%                99         1987
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman           10.017795         13.494251          34.70%         2,151,917         1995
Advisers Management      ------------------------------------------------------------------------------------
Trust-Partners               10.000000         10.017795           0.18%           223,285         1994
Portfolio-Q              ------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman           10.017795         13.494251          34.70%         2,173,222         1995
Advisers Management      ------------------------------------------------------------------------------------
Trust-Partners               10.000000         10.017795           0.18%           324,320         1994
Portfolio-               ------------------------------------------------------------------------------------
NQ
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable         13.216172         15.831164          19.79%         4,418,303         1995
Accounts Fund-Multiple   ------------------------------------------------------------------------------------
Strategies Fund-Q            13.655607         13.216172          -3.22%         3,897,893         1994
                         ------------------------------------------------------------------------------------
                             11.932236         13.655607          14.44%         2,951,734         1993
                         ------------------------------------------------------------------------------------
                             11.091678         11.932236           7.58%         1,837,408         1992
                         ------------------------------------------------------------------------------------
                              9.565675         11.091678          15.95%         1,118,029         1991
                         ------------------------------------------------------------------------------------
                              9.880485          9.565675          -3.19%           643,641         1990
                         ------------------------------------------------------------------------------------
                             10.000000          9.880485          -1.20%           139,332         1989
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable         13.216172         15.831164          19.79%         3,837,204         1995
Accounts Fund-Multiple   ------------------------------------------------------------------------------------
Strategies Fund-NQ           13.655607         13.216172          -3.22%         3,363,638         1994
                         ------------------------------------------------------------------------------------
                             11.932236         13.655607          14.44%         2,677,668         1993
                         ------------------------------------------------------------------------------------
                             11.091678         11.932236           7.58%         1,697,934         1992
                         ------------------------------------------------------------------------------------
                              9.565675         11.091678          15.95%         1,012,431         1991
                         ------------------------------------------------------------------------------------
                              9.880485          9.565675          -3.19%           603,205         1990
                         ------------------------------------------------------------------------------------
                             10.000000          9.880485          -1.20%           184,606         1989
-------------------------------------------------------------------------------------------------------------

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                           ACCUMULATION     ACCUMULATION         PERCENT          NUMBER OF
                          UNIT VALUE AT      UNIT VALUE         CHANGE IN       ACCUMULATION
                           BEGINNING OF        AT END         ACCUMULATION     UNITS AT END OF
          FUND                PERIOD          OF PERIOD        UNIT VALUE        THE PERIOD         YEAR
--------------------------------------------------------------------------------------------------------------
Oppenheimer Variable         14.531774        16.781326           15.48%         3,369,101          1995
Accounts Fund-Bond       -------------------------------------------------------------------------------------
Fund-Q                       15.013579        14.531774           -3.21%         2,694,486          1994
                         -------------------------------------------------------------------------------------
                             13.456350        15.013579           11.57%         2,304,838          1993
                         -------------------------------------------------------------------------------------
                             12.801628        13.456350            5.11%         1,429,504          1992
                         -------------------------------------------------------------------------------------
                             11.026344        12.801628           16.10%           609,779          1991
                         -------------------------------------------------------------------------------------
                             10.352435        11.026344            6.51%           193,600          1990
                         -------------------------------------------------------------------------------------
                             10.000000        10.352435            3.52%            64,637          1989
--------------------------------------------------------------------------------------------------------------
Oppenheimer Variable         14.531774        16.781326           15.48%         3,073,942          1995
Accounts Fund-Bond       -------------------------------------------------------------------------------------
Fund-NQ                      15.013579        14.531774           -3.21%         2,666,115          1994
                         -------------------------------------------------------------------------------------
                             13.456350        15.013579           11.57%         2,249,484          1993
                         -------------------------------------------------------------------------------------
                             12.801628        13.456350            5.11%         1,407,269          1992
                         -------------------------------------------------------------------------------------
                             11.026344        12.801628           16.10%           627,014          1991
                         -------------------------------------------------------------------------------------
                             10.352435        11.026344            6.51%           243,677          1990
                         -------------------------------------------------------------------------------------
                             10.000000        10.352435            3.52%            56,538          1989
--------------------------------------------------------------------------------------------------------------
Oppenheimer Variable         11.307851        11.411200            0.91%         6,518,772          1995
Accounts Fund-Global     -------------------------------------------------------------------------------------
Securities Fund-Q            12.151882        11.307851           -6.95%         6,376,101          1994
                         -------------------------------------------------------------------------------------
                             10.000000        12.151882           21.52%         1,254,946          1993
--------------------------------------------------------------------------------------------------------------
Oppenheimer Variable         11.307851        11.411200            0.91%         4,810,440          1995
Accounts Fund-Global     -------------------------------------------------------------------------------------
Securities Fund-NQ           12.151882        11.307851           -6.95%         6,373,740          1994
                         -------------------------------------------------------------------------------------
                             10.000000        12.151882           21.52%         1,833,969          1993
--------------------------------------------------------------------------------------------------------------
Strong Special               14.551898        18.071722           24.19%         9,874,627          1995
Fund II, Inc.-Q          -------------------------------------------------------------------------------------
                             14.230988        14.551898            2.26%         8,576,003          1994
                         -------------------------------------------------------------------------------------
                             11.519061        14.230988           23.54%         4,733,084          1993
                         -------------------------------------------------------------------------------------
                             10.000000        11.519061           15.19%         1,132,322          1992
--------------------------------------------------------------------------------------------------------------
Strong Special               14.551898        18.071722           24.19%         8,712,015          1995
Fund II, Inc.-NQ         -------------------------------------------------------------------------------------
                             14.230988        14.551898            2.26%         8,937,552          1994
                         -------------------------------------------------------------------------------------
                             11.519061        14.230988           23.54%         5,766,194          1993
                         -------------------------------------------------------------------------------------
                             10.000000        11.519061           15.19%         1,281,636          1992
--------------------------------------------------------------------------------------------------------------
Strong Variable              12.143604        16.212409           33.51%         5,223,195          1995
Insurance                -------------------------------------------------------------------------------------
Funds, Inc.-Discovery        13.003747        12.143604           -6.61%         3,921,214          1994
Fund II, Inc.-Q          -------------------------------------------------------------------------------------
                             10.796708        13.003747           20.44%         2,178,730          1993
                         -------------------------------------------------------------------------------------
                             10.000000        10.796708            7.97%         1,002,256          1992
--------------------------------------------------------------------------------------------------------------
Strong Variable              12.143604        16.212409           33.51%         5,248,509          1995
Insurance                -------------------------------------------------------------------------------------
Funds, Inc.-Discovery        13.003747        12.143604           -6.61%         4,385,371          1994
Fund II, Inc.-NQ         -------------------------------------------------------------------------------------
                             10.796708        13.003747           20.44%         3,188,982          1993
                         -------------------------------------------------------------------------------------
                             10.000000        10.796708            7.97%         1,433,375          1992
--------------------------------------------------------------------------------------------------------------
Strong Variable              10.000000        10.226470            2.26%            78,603          1995
Insurance                -------------------------------------------------------------------------------------
Funds,
Inc.-International
Stock Fund II - Q
--------------------------------------------------------------------------------------------------------------
Strong Variable              10.000000        10.226470            2.26%            86,735          1995
Insurance                -------------------------------------------------------------------------------------
Funds,
Inc.-International
Stock Fund II - NQ
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-        10.801286        12.912980           19.55%         2,978,792          1995
TCI Balanced-Q           -------------------------------------------------------------------------------------
                             10.876699        10.801286           -0.69%         2,670,990          1994
                         -------------------------------------------------------------------------------------
                             10.232829        10.876699            6.29%         2,039,118          1993
                         -------------------------------------------------------------------------------------
                             10.000000        10.232829            2.33%         1,233,110          1992
--------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-        10.801286        12.912980           19.55%         2,471,621          1995
TCI Balanced-NQ          -------------------------------------------------------------------------------------
                             10.876699        10.801286           -0.69%         2,324,933          1994
                         -------------------------------------------------------------------------------------
                             10.232829        10.876699            6.29%         2,073,593          1993
                         -------------------------------------------------------------------------------------
                             10.000000        10.232829            2.33%         1,301,248          1992
--------------------------------------------------------------------------------------------------------------

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                            ACCUMULATION     ACCUMULATION        PERCENT          NUMBER OF
                           UNIT VALUE AT      UNIT VALUE        CHANGE IN       ACCUMULATION
                            BEGINNING OF        AT END         ACCUMULATION    UNITS AT END OF
          FUND                 PERIOD          OF PERIOD        UNIT VALUE       THE PERIOD         YEAR
--------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-         19.378026        25.074858           29.40%         9,867,412         1995
TCI Growth-Q              ------------------------------------------------------------------------------------
                              19.864882        19.378026           -2.45%         9,394,094         1994
                          ------------------------------------------------------------------------------------
                              18.244594        19.864882            8.88%         8,366,010         1993
                          ------------------------------------------------------------------------------------
                              18.736465        18.244594           -2.63%         7,578,213         1992
                          ------------------------------------------------------------------------------------
                              13.379768        18.736465           40.04%         4,222,602         1991
                          ------------------------------------------------------------------------------------
                              13.732668        13.379768           -2.57%         1,954,531         1990
                          ------------------------------------------------------------------------------------
                              10.801278        13.732668           27.14%           548,848         1989
                          ------------------------------------------------------------------------------------
                              11.201686        10.801278           -3.57%           224,112         1988
                          ------------------------------------------------------------------------------------
                              10.000000        11.201686           12.02%             9,178         1987
--------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-         19.378026        25.074858           29.40%         7,570,906         1995
TCI Growth-NQ             ------------------------------------------------------------------------------------
                              19.864882        19.378026           -2.45%         7,577,109         1994
                          ------------------------------------------------------------------------------------
                              18.244594        19.864882            8.88%         7,513,748         1993
                          ------------------------------------------------------------------------------------
                              18.736465        18.244594           -2.63%         8,116,485         1992
                          ------------------------------------------------------------------------------------
                              13.379768        18.736465           40.04%         5,428,104         1991
                          ------------------------------------------------------------------------------------
                              13.732668        13.379768           -2.57%         2,629,880         1990
                          ------------------------------------------------------------------------------------
                              10.801278        13.732668           27.14%           974,118         1989
                          ------------------------------------------------------------------------------------
                              11.201686        10.801278           -3.57%           348,954         1988
                          ------------------------------------------------------------------------------------
                              10.000000        11.201686           12.02%             9,741         1987
--------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-          9.392316        10.402550           10.76%         1,565,354         1995
TCI International-Q       ------------------------------------------------------------------------------------
                              10.000000         9.392316           -6.08%           688,372         1994
                          ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-          9.392316        10.402550           10.76%         1,498,305         1995
TCI International-NQ      ------------------------------------------------------------------------------------
                              10.000000         9.392316           -6.08%           845,551         1994
--------------------------------------------------------------------------------------------------------------
Van Eck Worldwide             12.465907        14.433345           15.78%         2,993,355         1995
Insurance Trust -         ------------------------------------------------------------------------------------
Worldwide Bond Fund-Q         12.798654        12.465907           -2.60%         2,731,900         1994
                          ------------------------------------------------------------------------------------
                              12.031194        12.798654            6.38%         2,906,303         1993
                          ------------------------------------------------------------------------------------
                              12.872259        12.031194           -6.53%         2,263,731         1992
                          ------------------------------------------------------------------------------------
                              11.012132        12.872259           16.89%         1,132,905         1991
                          ------------------------------------------------------------------------------------
                              10.027192        11.012132            9.82%           453,396         1990
                          ------------------------------------------------------------------------------------
                              10.000000        10.027192            0.27%            27,550         1989
--------------------------------------------------------------------------------------------------------------
Van Eck Worldwide             12.465907        14.433345           15.78%         3,020,939         1995
Insurance Trust -         ------------------------------------------------------------------------------------
Worldwide Bond Fund-NQ        12.798654        12.465907           -2.60%         3,204,016         1994
                          ------------------------------------------------------------------------------------
                              12.031194        12.798654            6.38%         3,619,098         1993
                          ------------------------------------------------------------------------------------
                              12.872259        12.031194           -6.53%         2,707,532         1992
                          ------------------------------------------------------------------------------------
                              11.012132        12.872259           16.89%         1,168,830         1991
                          ------------------------------------------------------------------------------------
                              10.027192        11.012132            9.82%           497,712         1990
                          ------------------------------------------------------------------------------------
                              10.000000        10.027192            0.27%            51,091         1989
--------------------------------------------------------------------------------------------------------------
Van Eck Worldwide             12.728311        13.944310            9.55%         3,166,034         1995
Insurance Trust-Gold and  ------------------------------------------------------------------------------------
Natural Resources             13.544828        12.728311           -6.03%         3,213,104         1994
Fund-Q                    ------------------------------------------------------------------------------------
                               8.325308        13.544828           62.69%         2,189,942         1993
                          ------------------------------------------------------------------------------------
                               8.795164         8.325308           -5.34%           800,912         1992
                          ------------------------------------------------------------------------------------
                               9.175494         8.795164           -4.15%           449,387         1991
                          ------------------------------------------------------------------------------------
                              10.823789         9.175494          -15.23%           337,698         1990
                          ------------------------------------------------------------------------------------
                              10.000000        10.823789            8.24%            44,378         1989
--------------------------------------------------------------------------------------------------------------
Van Eck Worldwide             12.728311        13.944310            9.55%         3,714,045         1995
Insurance Trust-Gold and  ------------------------------------------------------------------------------------
Natural Resources             13.544828        12.728311           -6.03%         4,473,812         1994
Fund-NQ                   ------------------------------------------------------------------------------------
                               8.325308        13.544828           62.69%         3,344,681         1993
                          ------------------------------------------------------------------------------------
                               8.795164         8.325308           -5.34%           960,152         1992
                          ------------------------------------------------------------------------------------
                               9.175494         8.795164           -4.15%           565,314         1991
                          ------------------------------------------------------------------------------------
                              10.823789         9.175494          -15.23%           475,693         1990
                          ------------------------------------------------------------------------------------
                              10.000000        10.823789            8.24%            83,552         1989
--------------------------------------------------------------------------------------------------------------
Van Kampen American           10.000000        10.765351            7.65%           161,110         1995
Capital Life Investment   ------------------------------------------------------------------------------------
Trust-Real Estate
Securities Fund - Q
--------------------------------------------------------------------------------------------------------------

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                            ACCUMULATION     ACCUMULATION        PERCENT          NUMBER OF
                           UNIT VALUE AT      UNIT VALUE        CHANGE IN       ACCUMULATION
                            BEGINNING OF        AT END         ACCUMULATION    UNITS AT END OF
          FUND                 PERIOD          OF PERIOD        UNIT VALUE       THE PERIOD         YEAR
--------------------------------------------------------------------------------------------------------------
Van Kampen American           10.000000        10.765351            7.65%           310,010         1995
Capital Life Investment   ------------------------------------------------------------------------------------
Trust-Real Estate
Securities Fund - NQ
--------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-         10.000000        10.661059            6.61%         1,798,470         1995
International Equity      ------------------------------------------------------------------------------------
Portfolio - Q
--------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-         10.000000        10.661059            6.61%         2,012,385         1995
International Equity      ------------------------------------------------------------------------------------
Portfolio - NQ
--------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-         10.000000        12.430073           24.30%         2,450,661         1995
Small Company Growth      ------------------------------------------------------------------------------------
Portfolio - Q
--------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-         10.000000        12.430073           24.30%         2,574,975         1995
Small Company Growth      ------------------------------------------------------------------------------------
Portfolio - NQ
--------------------------------------------------------------------------------------------------------------

                           NATIONWIDE LIFE INSURANCE COMPANY

       The Company is a stock life insurance company organized under the laws of the State of Ohio in March 1929. The Company is a member of the "Nationwide Insurance Enterprise," with its Home Office at One Nationwide Plaza, Columbus, Ohio 43216-6609. The Company offers a complete line of life insurance, including annuities and accident and health insurance. It is admitted to do business in the District of Columbia, Puerto Rico and in all states.

                                 THE VARIABLE ACCOUNT

       The Variable Account was established by the Company on October 7, 1981, pursuant to the provisions of Ohio law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.

       The Variable Account is a separate investment account of the Company and as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses, whether or not realized, from the assets of the Variable Account are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

       Purchase Payments are allocated within the Variable Account among one or more Sub-Accounts made up of shares in the underlying Mutual Fund option(s) designated by the Contract Owner. There are two Sub-Accounts within the Variable Account for each of the underlying Mutual Fund options which may be designated by the Contract Owner. One such Sub-Account contains the underlying Mutual Funds shares attributable to Accumulation Units under Qualified Contracts, Individual Retirement Annuities, and Tax Sheltered Annuities and one such Sub-Account contains the underlying Mutual Funds shares attributable to Accumulation Units under Non-Qualified Contracts.

UNDERLYING MUTUAL FUND OPTIONS

       Contract Owners may choose from among a number of different underlying Mutual Fund options. (See Appendix B which contains a summary of investment objectives for each underlying Mutual Fund option.) More detailed information may be found in the current prospectus for each underlying Mutual Fund offered. Such a prospectus for the Mutual Fund option(s) being considered must accompany this prospectus and should be read in conjunction herewith. A copy of each prospectus may be obtained without charge from Nationwide Life Insurance Company by calling 1-800-243-6295, TDD 1-800-238-3035, or writing P.O. Box 182356,
Columbus, Ohio 43218-2356.

       The underlying Mutual Fund options may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although the Company does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the underlying Mutual Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Contract Owners and those of other companies, or some other reason. In the event of conflict, the Company will take any steps necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying Mutual Fund or Mutual Funds which are involved in the conflict.

VOTING RIGHTS

       Voting rights under the Contracts apply ONLY with respect to Purchase Payments or accumulated amounts allocated to the Variable Account.

       In accordance with its view of present applicable law, the Company will vote the shares of the underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders of the underlying Mutual Funds. These shares will be voted in accordance with instructions received from Contract Owners who have an interest in the Variable Account. If the Investment Company Act of 1940 or any Regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the underlying Mutual Funds in its own right, it may elect to do so.

       The person having the voting interest under a Contract shall be the Contract Owner. The number of shares attributable to each Contract Owner is determined by dividing the Contract Owner's interest in each respective Sub-Account of the Variable Account by the net asset value of the applicable share of the underlying Mutual Fund corresponding to the Sub-Account.

       The number of shares which a person has the right to vote will be determined as of the date to be chosen by the Company not more than 90 days prior to the meeting of the underlying Mutual Fund and voting instructions will be solicited by written communication at least 21 days prior to such meeting.

       Underlying Mutual Fund shares held in the Variable Account as to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all Contracts participating in the Variable Account.

       Each person having a voting interest will receive periodic reports relating to the underlying Mutual Fund, proxy material, and a form with which to give such voting instructions.

           VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS

MORTALITY RISK CHARGE

       The Company assumes a "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed regardless of the death rates of persons receiving annuity payments or of the general population.

       For assuming this mortality risk, the Company deducts a Mortality Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 0.80% of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.

EXPENSE RISK CHARGE

       The Company will not increase charges for administration of the Contracts regardless of its actual expenses. For assuming this expense risk, the Company deducts an Expense Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 0.45% of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.

CONTINGENT DEFERRED SALES CHARGE

       No deduction for a sales charge is made from the Purchase Payments for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions (see "Elimination of Contingent Deferred Sales Charge" section), deduct a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Purchase Payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. The Contingent Deferred Sales Charge, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. The Company attempts to recover its distribution costs relating to the sale of the Contracts from the Contingent Deferred Sales Charge. Any shortfall will be made up from the General Account of the Company, which may indirectly include portions of the Mortality and Expense Risk Charges, since the Company expects to generate a profit from these charges. The maximum amount that may be paid to a selling agent on the sale of these Contracts is 5.25% of Purchase Payments.

       For purposes of the Contingent Deferred Sales Charge, surrenders under a Contract come first from the Purchase Payments which have been on deposit under the Contract for the longest time period. For tax purposes, a surrender is usually treated as a withdrawal of earnings first. This charge will apply in the amounts set forth below to Purchase Payments within the time periods set forth. In no event will any Contingent Deferred Sales Charge be deducted against any values which have been held under the Contract for at least 84 months, or to commencement of an annuity payout under Contracts which have been in effect for at least two years or upon the death of the Designated Annuitant.

       The Contingent Deferred Sales Charge applies to Purchase Payments as follows for Contracts issued on or after December 15, 1988:


    NUMBER OF COMPLETED          CONTINGENT DEFERRED         NUMBER OF COMPLETED         CONTINGENT DEFERRED
     YEARS FROM DATE OF             SALES CHARGE             YEARS FROM DATE OF             SALES CHARGE
      PURCHASE PAYMENT               PERCENTAGE               PURCHASE PAYMENT               PERCENTAGE
             0                           7%                           4                          3%
             1                           6%                           5                          2%
             2                           5%                           6                          1%
             3                           4%                           7                          0%

       Starting with the second year after a Purchase Payment has been made under the Contract, 10% of that Purchase Payment may be withdrawn each year without imposition of the Contingent Deferred Sales Charge. This free withdrawal privilege is non-cumulative and will not exceed 10% of the Purchase Payment in any year. The Contingent Deferred Sales Charge is waived for either: (1) first year withdrawals of up to 10% of each Purchase Payment under Individual Retirement Annuity Contracts issued on or after March 1, 1993, or (2) for Distributions required for the Contract to meet minimum Distribution rules under the Code. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity Plan or other Qualified Plan. No sales charges are deducted on redemption proceeds that are transferred to the Fixed Account option of this annuity. The Contract Owner may be subject to a tax penalty if withdrawals are taken prior to age 59 1/2.

       For Contracts issued prior to December 15, 1988, a Contingent Deferred Sales charge will be made by the Company equal to 5% of the lesser of the total of all Purchase Payments made within 96 months prior to the date of the request for surrender, or the amount surrendered. For Contracts issued prior to December 15, 1988 the Contract Owner may, after the first year from the date of each Purchase Payment, withdraw without a Contingent Deferred Sales Charge, up to 5% of that Purchase Payment for each year that the Purchase Payment has remained on deposit (less the amount of such Purchase Payment previously surrendered free of charge).

       When a Contract is held by a Charitable Remainder Trust, the amount which may be withdrawn from this Contract without application of a Contingent Deferred Sales Charge, shall be the larger of (a) or (b), where (a) is:

       The amount which would otherwise be available for withdrawal without application of a Contingent Deferred Sales Charge;

and where (b) is:

       The difference between the total Purchase Payments made to the Contract as of the date of the withdrawal (reduced by previous withdrawals of such Purchase Payments), and the Contract Value at the close of the day prior to the date of the withdrawal.

ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

       For Tax Sheltered Annuity Contracts issued on or after December 17, 1990, Qualified Contracts sold in conjunction with 401 cases sold on or after January 14, 1991, and SEP-IRA Contracts sold on or after January 14, 1991, the Company will waive the Contingent Deferred Sales Charge when:

          A. the Plan Participant experiences a case of hardship (as provided in Code Section 403(b) and as defined for purposes of Code
               Section 401(k));

          B.   the Plan Participant becomes disabled (within the meaning of Code
               Section 72(m)(7));

          C. the Plan Participant attains age 59 1/2 and has participated in the Contract for at least 5 years, as determined from the Contract Anniversary date;

          D. the Plan Participant has participated in the Contract for at least 15 years as determined from the Contract Anniversary date;

          E.   the Plan Participant dies; or

          F. the Contract is annuitized after 2 years from the inception of the Contract.

       For Non-Qualified Contracts and IRA Contracts, the Company will waive the Contingent Deferred Sales Charge when:

       A.     the Designated Annuitant dies; or

       B.     the Contract Owner annuitizes after 2 years in the Contract.

       When a Contract described in this prospectus is exchanged for another Contract issued by the Company, or any of its affiliated insurance companies, of the type and class which the Company determined is eligible for such exchange, the Company will waive the Contingent Deferred Sales Charge on the first Contract. Contingent Deferred Sales Charges may apply to the Contract received in the exchange.

       In no event will elimination of Contingent Deferred Sales Charges be permitted where such elimination will be unfairly discriminatory to any person, or where it is prohibited by state law.

CONTRACT MAINTENANCE CHARGE AND ADMINISTRATION CHARGE

       Each year on the Contract Anniversary, (and on the date of surrender in any year in which the entire Contract Value is surrendered) the Company deducts a Contract Maintenance Charge from the Contract Value to reimburse it for administrative expenses relating to the issuance and maintenance of the Contract.
The Contract Maintenance Charges are as follows:


               ------------------------------------------------------ ---------------------------------------------

                                      AMOUNT                                    TYPE OF CONTRACT ISSUED
               ------------------------------------------------------ ---------------------------------------------
               ------------------------------------------------------ ---------------------------------------------
                                                                      - Non-Qualified Contracts
                                                                      - Individual Retirement Annuities
                                                                      - Tax  Sheltered  Annuities  (sold  prior to
                                      $30.00                            December 17, 1990)
                                                                      - Qualified  Contracts (issued pursuant to a
                                                                        401 plan prior to January 14, 1991).(1)
               ------------------------------------------------------ ---------------------------------------------
               ------------------------------------------------------ ---------------------------------------------
                                                                      - Tax Sheltered  Annuity Contracts issued on
                                      $12.00                            or after  December  17,  1990  and  before
                                                                        August 1, 1994.(2)
               ------------------------------------------------------ ---------------------------------------------
               ------------------------------------------------------ ---------------------------------------------
                                                                      -  Qualified  Contracts  issued  on or after
                                  $30.00 to $0.00                       January  14,  1991 and  before  August  1,
                                                                        1994.(3)
               ------------------------------------------------------ ---------------------------------------------
               ------------------------------------------------------ ---------------------------------------------
                                                                      -  Qualified  Contracts  (sold  on or  after
                                 $12.00 to $0.00(4)                       August 1, 1994).
                                                                      - Tax Sheltered Annuity Contracts (sold on
                                                                        or after August 1, 1994).
               ------------------------------------------------------ ---------------------------------------------

1 If additional Contracts are or were issued (on or after January 14, 1991) pursuant to a plan which was funded by Contracts described in this prospectus prior to January 14, 1991, such additional Qualified Contracts shall have a Contract Maintenance Charge of $30.00.

2 This charge may be lowered to reflect savings in administration of the Contracts.

3 Variances are based on internal underwriting guidelines which can result in reductions of charges in incremental amounts of $5.00. Underwriting considerations include the size of the group, the average participant account balance transferred to the Company, if any, and administrative savings.

4 The charge is determined based on Company underwriting guidelines.


       All Contract Maintenance Charge reductions shall be based on objective underwriting guidelines which shall be applied in a non-discriminatory manner.

       The Contract Maintenance Charge will be allocated between the Fixed Account and Variable Account in the same percentages as the Purchase Payment investment allocations are to the Fixed Account and Variable Account. The Company also assesses an Administration Charge equal on an annual basis to 0.05% of the daily net asset value of the Variable Account. The deduction of the Administration Charge is made from each Sub-Account in the same proportion that the Contract Value in each Sub-Account bears to the total Contract Value in the Variable Account. These charges are designed only to reimburse the Company for administrative expenses and the Company will monitor these charges to ensure that they do not exceed annual administration expenses. In any Contract Year when a Contract is surrendered for its full value on any date other than the Contract Anniversary, the Contract Maintenance Charge will be deducted at the time of such surrender. The amount of the Contract Maintenance Charge may not be increased by the Company. In no event will reduction or elimination of the Contract Maintenance Charge be permitted where such reduction or elimination will be unfairly discriminatory to any person, or where it is prohibited by state law.

PREMIUM TAXES

       The Company will charge against the Contract Value the amount of any premium taxes levied by a state or any other governmental entity upon Purchase Payments received by the Company. Premium taxes currently imposed by certain jurisdictions range from 0% to 3.5%. This range is subject to change. The method used to recoup premium tax expense will be determined by the Company at its sole discretion and in compliance with applicable state law. The Company currently deducts such charges from a Contract Owner's Contract Value either: (1) at the time the Contract is surrendered, (2) at Annuitization, or (3) at such earlier date as the Company may become subject to such taxes.

EXPENSES OF VARIABLE ACCOUNT

       The Variable Account is responsible for the following types of expenses:
(1) administrative expenses relating to the issuance and maintenance of the Contracts; (2) mortality risk charge associated with guaranteeing the annuity purchase rates at issue for the life of the Contracts; and (3) expense risk charge associated with guaranteeing that the Mortality Risk, Expense Risk, Contract Maintenance and Administration Charges described in this prospectus will not change regardless of actual expenses. If these charges are insufficient to cover these expenses, the loss will be borne by the Company.

       For 1995, the Variable Account incurred total expenses equal to 1.47% of its average net assets, relating to the administrative, sales, mortality and expense risk charges described above for all Contracts outstanding during that year. Deductions from and expenses paid out of the assets of the underlying Mutual Funds are described in each underlying Mutual Fund prospectus.

INVESTMENTS OF THE VARIABLE ACCOUNT

       At the time of purchase each Contract Owner elects to have Purchase Payments attributable to his or her participation in the Variable Account allocated among one or more of the Sub-Accounts which consist of shares in the underlying Mutual Fund options. Shares of the respective underlying Mutual Fund options specified by the Contract Owner are purchased at net asset value for the respective Sub-Account(s) and converted into Accumulation Units. At the time of application, the Contract Owner designates the underlying Mutual Funds to which he or she desires to have Purchase Payments allocated. The Contract Owner may change the election as to allocation of Purchase Payments or may elect to exchange amounts among the Sub-Account options pursuant to such terms and conditions applicable to such transactions as may be imposed by each of the underlying Mutual Funds, in addition to those set forth in the Contracts.

RIGHT TO REVOKE

       The Contract Owner may revoke the Contract at any time between the date of application and the date 10 days after receipt of the Contract and receive a refund of the Contract Value unless otherwise required by state and/or federal law. All Individual Retirement Annuity refunds will be return of Purchase Payments. In order to revoke the Contract, it must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this prospectus. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract, if it has not been received, written notice must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this prospectus.

       The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

TRANSFERS

       The Owner may request a transfer of up to 100% of the Contract Value from the Variable Account to the Fixed Account, without penalty or adjustment. All amounts transferred to the Fixed Account must remain on deposit in the Fixed Account until the expiration of the current Interest Rate Guarantee Period. In addition, transfers from the Fixed Account may not be made prior to the end of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter during which the one year anniversary of the allocation to the Fixed Account occurs. Transfers must also be made prior to the Annuitization Date. The Owner's value in each Sub-Account will be determined as of the date the transfer request is received in the Home Office in good order. The Company reserves the right to restrict transfers from the Variable Account to the Fixed Account to 25% of the Contract Value for any 12 month period.

       The Owner may at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account. The amount that may be transferred from the Fixed Account to the Variable Account will be determined by the Company, at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing. The amount that may be transferred will be declared upon the expiration date of the then current Interest Rate Guarantee Period. Transfers from the Fixed Account must be made within 30 days after the expiration date of the guarantee period. Owners who have entered into a Dollar Cost Averaging agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

       Transfers may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available to Contract Owners automatically without Owners having to elect this privilege. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following, or such other procedures as the Company may, from time to time, deem reasonable: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions; or providing written confirmation thereof to both the Contract Owner and any agent of record, at the last address of record. The Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Contract Owner. The Company may withdraw the telephone exchange privilege upon 30 days' written notice to the Contract Owners.

       Contracts described in this prospectus may in some cases be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, such firms or individuals obtain authorization from multiple Contract Owners to make transfers and exchanges among the Sub-Accounts (the underlying Mutual Funds) on the basis of perceived market trends. Because of the unusually large transfers of funds associated with some of these transactions, the ability of the Company or underlying Mutual Funds to process such transactions may be compromised, and the execution of such transactions may possibly disadvantage or work to the detriment of other Contract Owners not utilizing market timing services.

       Accordingly, the right to exchange Contract Values among the Sub-Accounts may be subject to modification if such rights are exercised by a market timing firm or any other third party authorized to initiate transfer or exchange transactions on behalf of multiple Contract Owners. THE RIGHTS OF INDIVIDUAL CONTRACT OWNERS TO EXCHANGE CONTRACT VALUES, WHEN INSTRUCTIONS ARE SUBMITTED DIRECTLY BY THE CONTRACT OWNER, OR BY THE CONTRACT OWNER'S REPRESENTATIVE OF RECORD AS AUTHORIZED BY THE EXECUTION OF A VALID NATIONWIDE LIMITED POWER OF ATTORNEY FORM, WILL NOT BE MODIFIED IN ANY WAY. In modifying such rights, the Company may, among other things, not accept (1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf or more than one Contract Owner, or (2) the transfer or exchange instructions of individual Contract Owners who have executed preauthorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. The Company will not impose any such restrictions or otherwise modify exchange rights unless such action is reasonably intended to prevent the use of such rights in a manner that will disadvantage or potentially impair the contract rights of other Contract Owners.

ASSIGNMENT

       Where permitted, the Contract Owner may assign some or all rights under the Contract at any time during the lifetime of the Designated Annuitant. Such assignment will take effect upon receipt by the Company of a written notice thereof executed by the Contract Owner. The Company assumes no responsibility for the validity or sufficiency of any assignment. The Company shall not be liable as to any payment or other settlement made by the Company before receipt of the assignment. Where necessary for the proper administration of the terms of the Contract, an assignment will not be recorded until the Company has received sufficient direction from the Contract Owner and assignee as to the proper allocation of Contract rights under the assignment. Individual Retirement Annuities, Tax Sheltered Annuities, and Qualified Contracts may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed by applicable law.

       If this Contract is a Non-Qualified Contract, any portion of Contract Value attributable to Purchase Payments made after August 13, 1982, which is pledged or assigned after August 13, 1982, shall be treated as a Distribution and shall be included in gross income to the extent that the cash value exceeds the investment in the Contract for the taxable year in which assigned or pledged. In addition, any Contract Values assigned may, under certain conditions, be subject to a tax penalty equal to 10% of the amount which is included in gross income. Assignments of the entire Contract Value may cause the portion of the Contract Value which exceeds the total investment in the Contract to be included in gross income each year that the assignment is in effect.

LOAN PRIVILEGE

       Prior to the Annuitization Date, the Owner of a Qualified Contract or Tax Sheltered Annuity Contract may receive a loan from the Contract Value subject to the terms of the Contract, the Plan, and the Code, which impose restrictions on loans.

       Loans from Qualified Contracts or Tax Sheltered Annuities are available beginning 30 days after the Date of Issue. The Contract Owner may borrow a minimum of $1,000. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated in this provision.

       For salary reduction Tax Sheltered Annuities, loans may only be secured by the Contract Value. For loans from Qualified Contracts and other Tax Sheltered Annuities, the Company reserves the right to limit a loan to 50% of the Contract Value subject to the acceptance by the Contract Owner of the Company's loan agreement. Where permitted, the Company may require other named collateral where the loan from a Contract exceeds 50% of the Contract Value.

       All loans are made from a collateral fixed account. An amount equal to the principal amount of the loan will be transferred to the collateral fixed account. Unless instructed to the contrary by the Contract Owner, the Company will first transfer to the collateral fixed account the Variable Account units from the Contract Owner's investment options in proportion to the assets in each option until the required balance is reached or all such variable units are exhausted. The remaining required collateral will next be transferred from the Fixed Account. No withdrawal charges are deducted at the time of the loan, or on the transfer from the Variable Account to the collateral fixed account.

       Until the loan has been repaid in full, that portion of the collateral fixed account equal to the outstanding loan balance shall be credited with interest at a rate 2.25% less than the loan interest rate fixed by the Company for the term of the loan. However, the interest rate credited to the collateral fixed account will never be less than 3.0%. Specific loan terms are disclosed at the time of loan application or loan issuance.

       Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner must be repaid within 15 years. During the loan term, the outstanding balance of the loan will continue to earn interest at an annual rate as specified in the loan agreement. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Loan repayments will be allocated between the Fixed and Variable Accounts in the same proportion as when the loan was made.

       If the Contract is surrendered while the loan is outstanding, the surrender value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Code.

       If a loan payment is not made when due, interest will continue to accrue. A grace period may be available under the terms of the loan agreement. If a loan payment is not made when due, or by the end of the applicable grace period, then that payment, which may be a single periodic payment or payment of the entire loan, will be treated as a deemed Distribution, as permitted by law, may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed Distributions each year. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the participant becomes eligible for a Distribution of at least that amount, and this amount may again be treated as a Distribution where required by law. Additional loans may not be available while a previous loan remains in default.

       Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the participant has additional loans from other plans or contracts. The Company will calculate the maximum nontaxable loan based on the information provided by the participant or the employer.

       Loan repayments must be identified as such or else they will be treated as Purchase Payments, and will not be used to reduce the outstanding loan principal or interest due. The Company reserves the right to modify the term or procedures of the loan in the event of a change in the laws or regulations relating to the treatment of loans. The Company also reserves the right to assess a loan processing fee. Individual Retirement Annuities, SEP-IRA accounts and Non-Qualified Contracts are not eligible for loans.

OWNERSHIP PROVISIONS

       Unless otherwise provided, the Contract Owner has all rights under the Contract. IF THE PURCHASER NAMES SOMEONE OTHER THAN HIMSELF OR HERSELF AS OWNER, THE PURCHASER WILL HAVE NO RIGHTS UNDER THE CONTRACT. If the Owner dies prior to the Annuitization Date, Contract ownership will be determined in accordance with the "Death of Contract Owner" provision. If the Designated Annuitant does not survive the Contract Owner or if the Designated Annuitant and the Owner are the same person, Contract ownership will be determined in accordance with the "Death Of Designated Annuitant Prior To The Annuitization Date" provision. After the Annuitization Date ownership will be based on the Annuity Payment Option selected. Ownership rights under this Contract may be restricted under the provisions of the retirement or deferred compensation plan under which this Contract may be issued.

       Prior to the Annuitization Date, the Contract Owner may name a new Contract Owner at any time, but such change may be subject to state and federal gift taxes and may be treated as an assignment of the Contract for income tax purposes. Such an assignment would result in a deemed Distribution of the value of the Contract. Any new choice of Contract Owner will automatically revoke any prior choice of Contract Owner. Any request for change must be: (1) made in writing; and (2) received by the Company at its Home Office. A request for change of Contract Owner must be a "proper written application" and may include a signature guarantee as specified in the "Surrender" section. The change will become effective as of the date the written request is signed. A new choice of Contract Owner will not apply to any payment made or action taken by the Company prior to the time it was received.

       A change in the Designated Annuitant will have the following conditions:
(1) request for such change must be made by the Contract Owner; (2) request must be made in writing on a form acceptable to the Company; (3) request must be signed by the Contract Owner; and (4) such change is subject to underwriting and approval by the Company.


CONTINGENT OWNER AND BENEFICIARY PROVISIONS

       The Contingent Owner is the person (or persons) who may receive certain benefits under the Contract if the Contract Owner dies before the Annuitization Date. If more than one Contingent Owner survives the Contract Owner, each will share equally unless otherwise specified in the Contingent Owner designation. If a Contingent Owner is not named or predeceases the Contract Owner, all rights and interest of the Contingent Owner will vest in the Contract Owner's estate. Subject to the terms of any existing assignment, the Contract Owner may change the Contingent Owner from time to time prior to the Annuitization Date by written notice to the Company. The change, upon receipt and recording by the Company at its Home Office, will take effect as of the time the written notice was signed, whether or not the Contract Owner is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change. Unless the Contingent Owner is also the named Beneficiary (or Contingent Beneficiary, if applicable), the Contingent Owner shall have no rights in the Contract if the Contract Owner/Annuitant dies. If a Contract Owner/Annuitant dies, disposition of the Contract shall be determined based on the "Death of Designated Annuitant Prior to the Annuitization Date" provisions.

       The Beneficiary is the person or persons who may receive certain benefits under the Contract in the event the Designated Annuitant dies prior to the Annuitization Date. If more than one Beneficiary survives the Designated Annuitant, each will share equally unless otherwise specified in the Beneficiary designation. If no Beneficiary survives the Designated Annuitant, all rights and interest of the Beneficiary shall vest in the Contingent Beneficiary, and if more than one Contingent Beneficiary survives, each will share equally unless otherwise specified in the Contingent Beneficiary designation. If a Contingent Beneficiary is not named or predeceases the Designated Annuitant, all rights and interest of the Contingent Beneficiary will vest with the Contract Owner or the Contract Owner's estate. Subject to the terms of any existing assignment, the Contract Owner may change the Beneficiary or Contingent Beneficiary from time to time during the lifetime of the

Designated Annuitant, by written notice to the Company. The change, upon receipt by the Company at its Home Office, will take effect as of the time the written notice was signed, whether or not the Designated Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

SUBSTITUTION OF SECURITIES

       If the shares of the underlying Mutual Fund options described in this prospectus should no longer be available for investment by the Variable Account or if, in the judgment of the Company's management, further investment in such underlying Mutual Fund shares should become inappropriate in view of the purposes of the Contract, the Company may eliminate Sub-Accounts, combine two or more Sub-Accounts, or substitute shares of another underlying Mutual Fund for underlying Mutual Fund shares already purchased or to be purchased in the future with Purchase Payments under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission, and under such requirements as it may impose.

CONTRACT OWNER INQUIRIES

       Contract Owner inquiries may be directed to Nationwide Life Insurance Company by writing P.O. Box 182356, Columbus, Ohio 43218-2356, or calling 1-800-243-6295, TDD 1-800-238-3035.

                        ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT

       At the Annuitization Date the Variable Account Contract Value is applied to the Annuity Payment Option elected and the amount of the first such payment shall be determined in accordance with the Annuity Table in the Contract.

       Subsequent Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account. The dollar amount of the first annuity payment determined as above is divided by the value of an Annuity Unit as of the Annuitization Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment.

VALUE OF AN ANNUITY UNIT

       The value of an Annuity Unit was arbitrarily set initially at $10 when the first underlying Mutual Fund shares were purchased. The value of an Annuity Unit for a Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the Annuity Tables contained in the Contracts (see "Net Investment Factor").

ASSUMED INVESTMENT RATE

       A 3.5% Assumed Investment Rate is built into the Annuity Tables contained in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment rate is at the annual rate of 3.5%, the annuity payments will be level.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

       Annuity payments will be paid as monthly installments. However, if the net amount available to apply under any Annuity Payment Option is less than $500, the Company shall have the right to pay such amount in one lump sum in lieu of the payments otherwise provided for. In addition, if the payments provided for would be or become less than $20, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $20. In no event will the Company make payments under an annuity option less frequently than annually.

ANNUITY COMMENCEMENT DATE

       The Contract Owner selects an Annuity Commencement Date at the time of application. Such date must be the first day of a calendar month and must be at least 2 years after the Date of Issue. In the event the Contract is issued subject to the terms of a Qualified Plan, Annuitization may occur during the first 2 years subject to approval by the Company.

CHANGE IN ANNUITY COMMENCEMENT DATE

       The Contract Owner may, upon prior written notice to the Company, change the Annuity Commencement Date. The date to which such a change may be made shall be the first day of a calendar month.

       If the Contract Owner requests in writing, and the Company approves the request, the Annuity Commencement Date may be deferred. No further changes in the Designated Annuitant will be permitted under the Contract. The amount of the Death Benefit will be limited to the Contract Value if the Annuity Commencement Date is postponed beyond the first day of the calendar month after the Designated Annuitant's 75th birthday or such other Annuity Commencement Date provided under the Contract Owner's Qualified Plan.

CHANGE IN FORM OF ANNUITY

       The Contract Owner may, upon prior written notice to the Company, at any time prior to the Annuitization Date, elect one of the Annuity Payment Options.

ANNUITY PAYMENT OPTIONS

       Any of the following Annuity Payment Options may be elected:

       Option 1-Life Annuity-An annuity payable monthly during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. IT WOULD BE POSSIBLE UNDER THIS OPTION FOR THE ANNUITANT TO RECEIVE ONLY ONE ANNUITY PAYMENT IF HE OR SHE DIED BEFORE THE SECOND ANNUITY PAYMENT DATE, TWO ANNUITY PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT DATE, AND SO ON.

       Option 2-Joint and Last Survivor Annuity-An annuity payable monthly during the joint lifetimes of the Annuitant and designated second person and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 ABOVE, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

       Option 3-Life Annuity With 120 or 240 Monthly Payments Guaranteed-An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if at the death of the Annuitant payments have been made for fewer than 120 or 240 months, as selected, payments will be made as follows:

       (1) If the Annuitant is the payee, any guaranteed annuity payments will be continued during the remainder of the selected period to the Beneficiary or the Beneficiary may, at any time, elect to have the present value of the guaranteed number of annuity payments remaining paid in a lump sum as specified in section (2) below.

       (2) If a Beneficiary is the payee, the present value, computed as of the date on which notice of death is received by the Company at its Home Office, of the guaranteed number of annuity payments remaining after receipt of such notice and to which the deceased would have been entitled had he or she not died, computed at the Assumed Investment Rate effective in determining the Annuity Tables, shall be paid in a lump sum.

       Some of the stated Annuity Options may not be available in all states. The Owner may request an alternative non-guaranteed option by giving notice in writing prior to Annuitization. If such a request is approved by the Company, it will be permitted under the Contract.

       If the Owner of a Non-Qualified Contract fails to elect an Annuity Payment Option, the Contract Value will continue to accumulate. Qualified Plan Contracts, Individual Retirement Annuities or Tax Sheltered Annuities are subject to the minimum Distribution requirements set forth in the Plan, Contract, or Code.

DEATH OF CONTRACT OWNER

A. For Non-Qualified Contracts issued on or after January 19, 1985, in the event the Contract Owner dies, the following rules will apply:

(1) If the Contract Owner dies prior to the Annuitization Date, the entire interest in the Contract, less any applicable deductions (which may include a Contingent Deferred Sales Charge), must be distributed within 5 years unless the recipient of the Distribution is the Contract Owner's spouse. Such Distribution will be paid to the Designated Annuitant unless the Owner has named a Contingent Owner or his or her estate to receive the Distribution. In the alternative, the Designated Annuitant or Contingent Owner (where one is named) may elect to receive Distribution in the form of a life annuity or an annuity for a period certain not exceeding the Designated Annuitant's (Contingent Owner's) life expectancy and such annuity must begin within one year following the date of the Contract Owner's death. In the event the Designated
       Annuitant or

     Contingent Owner is the Contract Owner's spouse, the Contract may be continued by such Designated Annuitant or Contingent Owner, treating the spouse as the Contract Owner. In the event the Designated Annuitant does not survive the Contract Owner, or if the Designated Annuitant and the Contract Owner are the same person, a Distribution will be made in accordance with the "Death of Designated Annuitant Prior To The Annuitization Date" provision below; provided, however, that all Distributions made as a result of the death of the Contract Owner shall be made within the time limits set forth in this paragraph. If the Contract Owner and the Designated Annuitant are not the same, no Death Benefit is payable upon the death of the Contract Owner, but Distribution must be made as discussed above.

(2) In the event the Contract Owner/Annuitant dies on or after the Annuitization Date, Distribution, if any, must be made to the Beneficiary at least as rapidly as under the method of Distribution being used as of the date of the Contract Owner/Annuitant's death.

B. If the Contract Owner is not a natural person, the death of the Designated Annuitant (or a change of the Designated Annuitant) will be treated like a death of the Contract Owner and will result in a Distribution pursuant to Section (1), regardless of whether a Contingent Designated Annuitant has also been named. The Distribution will take the form of either:

     (a) the Death Benefit described below (if the Designated Annuitant has died and there is no Contingent Designated Annuitant), or, in all other cases,

     (b) the benefit described in Section (1), of this provision, except that in the event of a change of Designated Annuitant, the benefit will be paid to the Contract Owner if the Designated Annuitant is living, or as a Death Benefit to the Beneficiary upon the death of the Designated Annuitant (and the Contingent Designated Annuitant, if any) prior to the expiration of the period described in Section (1)of this provision.

DEATH OF DESIGNATED ANNUITANT PRIOR TO THE ANNUITIZATION DATE

     A Death Benefit is payable to the Beneficiary unless the Owner has named a Contingent Designated Annuitant. In such case, the Death Benefit is payable to the Beneficiary upon the death of the last survivor of the Designated Annuitant and Contingent Designated Annuitant. The value of the Death Benefit will be determined as of the Valuation Date coincident with or next following the date the Company receives both (1) due proof of death and (2) an election for (a) a single sum payment or (b) Annuity Payment Option.

     Contracts issued in connection with Qualified Plans, Individual Retirement Annuities, or Tax Sheltered Annuities will be subject to specific rules, set forth in the Plan, Contract, or Code concerning distributions upon the death of the Owner or Designated Annuitant (see the "Required Distribution For Qualified Plans or Tax Sheltered Annuities" provision).

     If a single sum settlement is requested, payment will be made in accordance with any applicable laws and regulations governing the payment of Death Benefits. If an Annuity Payment Option is desired, election may be made by the Beneficiary during the 90-day period commencing with the date written notice is received by the Company. If no election has been made by the end of such 90-day period, the Death Benefit will be paid to the Beneficiary in a single sum. The amount of the Death Benefit will be the greater of (i) the sum of all Purchase Payments, less any amounts surrendered, or (ii) the Contract Value.

     If the Contract Owner has (1) requested an Annuity Commencement Date later than the first day of the calendar month after the Designated Annuitant's 75th birthday, (2) the Company has approved the request, and (3) the Designated Annuitant dies after his or her 75th birthday, the dollar amount of the Death Benefit will be equal to the Contract Value.

DEATH BENEFIT AFTER THE ANNUITIZATION DATE

     If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option elected.

REQUIRED DISTRIBUTION FOR QUALIFIED PLANS OR TAX SHELTERED ANNUITIES

     The entire interest of an Annuitant under a Qualified Contract or Tax Sheltered Annuity Contract will be distributed in a manner consistent with the Minimum Distribution and Incidental Benefit (MDIB) provisions of Section 401(a)(9) of the Code and regulations thereunder, as applicable, and will be paid, notwithstanding anything else contained herein, to the Owner/Annuitant under the Annuity Payments Option selected, over a period not exceeding:

     A. the life of the Owner/Annuitant or the lives of the Owner/Annuitant and the Owner/Annuitant's Designated Beneficiary; or

       B. a period not extending beyond the life expectancy of the Owner/Annuitant or the life expectancy of the Owner/Annuitant and the Owner/Annuitant's designated Beneficiary provided that, for Tax Sheltered Annuity Contracts, no Distributions will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Tax Sheltered Annuity Contract of the Annuitant.

       If the Owner/Annuitant's entire interest is to be distributed in equal or substantially equal payments over a period described in A or B, such payments will commence not later than the first day of April following the calendar year in which the Owner/Annuitant attains age 70 1/2 (the Required Beginning Date). In the case of a governmental plan (as defined in Code Section 414(d), or church plan (as defined in Code Section 401(a)(9)(C)), the Required Beginning Date will be the later of the dates determined under the preceding sentence or April 1 of the calendar year following the calendar year in which the Annuitant retires.

       If the Owner dies prior to the commencement of his or her Distribution, the interest in the Qualified Contract or Tax Sheltered Annuity must be distributed by December 31 of the year in which the fifth anniversary of his or her death occurs unless:

(a) In the case of a Tax Sheltered Annuity, the Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

       (i) treat the annuity as a Tax Sheltered Annuity established for his or her benefit; or

       (ii) receive Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Owner would have attained age 70 1/2; or

(b) In the case of a Tax Sheltered Annuity or a Qualified Contract, the Owner names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Owner dies.

       If the Owner/Annuitant dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except that a surviving spouse may treat a Tax Sheltered Annuity as his or her own to the extent permitted by law.

       Payments commencing on the Required Beginning Date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Owner/Annuitant by the life expectancy of the Owner/Annuitant, or the joint and last survivor expectancy of the Owner/Annuitant and the Owner/Annuitant's designated Beneficiary (whichever is applicable under the applicable Minimum Distribution or MDIB provisions). Life expectancy and joint and last survivor expectancy are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES

       Distribution from an Individual Retirement Annuity must begin not later than April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2, provided that, for Individual Retirement Annuity Contracts, no Distributions will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Individual Retirement Annuity Contract or Individual Retirement Account of the Annuitant. Distribution may be accepted in a lump sum or in nearly equal payments over: (a) the Owner's life or the lives of the Owner and his or her spouse or designated Beneficiary, or (b) a period not extending beyond the life expectancy of the Owner or the joint life expectancy of the Owner and the Owner's designated Beneficiary.

       If the Owner dies prior to the commencement of his or her Distribution, the interest in the Individual Retirement Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

(a) The Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

       (i) treat the annuity as an Individual Retirement Annuity established for his or her benefit; or

       (ii) receive Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Owner would have attained age 70 1/2; or

(b) The Owner names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Owner dies.

       If the Owner dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except that a surviving spouse may treat the Individual Retirement Annuity as his or her own, in the same manner as is described in section (a)(i) of this provision.

       If the amounts distributed do not satisfy the Distribution rules mentioned above, a penalty tax of 50% is levied on the amount that should have been distributed for that year.

       A pro-rata portion of all Distributions will be included in the gross income of the person receiving the Distribution and taxed at ordinary income tax rates. The portion of the Distribution which is taxable is based on the ratio between the amount by which non-deductible contributions exceed prior non-taxable Distributions and total account balances at the time of the Distribution. The Owner of an Individual Retirement Annuity must annually report the amount of non-deductible contributions, the amount of any Distribution, the amount by which non-deductible contributions for all years exceed non-taxable Distributions for all years, and the total balance of all Individual Retirement Accounts and Annuities.

       Individual Retirement Annuity Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a Qualified Plan. If the Owner dies prior to the time Distribution of his or her interest in the annuity is completed, the balance will also be included in his or her gross estate.

GENERATION-SKIPPING TRANSFERS

       The Company may be required to determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, such payment will be reduced by any tax the Company is required to pay by Section 2603 of the Code.

       A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Contract Owner.

                               GENERAL INFORMATION

CONTRACT OWNER SERVICES

       ASSET REBALANCING- The Contract Owner may direct the automatic reallocation of contract values to the underlying Mutual Fund options on a predetermined percentage basis every three months. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday or any other day when the New York Stock Exchange is closed, the Asset Rebalancing exchange will occur on the last business day before that day. An Asset Rebalancing request must be in writing on a form provided by the Company.

       Contracts issued to a Qualified Plan or a Tax Sheltered Annuity Plan as defined by the Code may have superseding plan restrictions with regard to the frequency of fund exchanges and underlying Mutual Fund options. The Contract Owner may want to contact a financial adviser in order to discuss the use of Asset Rebalancing in his or her Contract.

       The Company reserves the right to discontinue offering Asset Rebalancing upon 30 days' written notice; such discontinuation will not affect Asset Rebalancing programs which have already commenced. The Company also reserves the right to assess a processing fee for this service.

       DOLLAR COST AVERAGING- The Contract Owner may direct the Company to automatically transfer from the Money Market Sub-Account, Limited Maturity Bond Portfolio Sub-Account or the Fixed Account to any other Sub-Account within the Variable Account on a monthly basis. This service is intended to allow the Contract Owner to utilize Dollar Cost Averaging, a long-term investment program which provides for regular, level investments over time. The Company makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss in a declining market. To qualify for Dollar Cost Averaging, there must be a minimum total Contract Value of $15,000. Transfers for purposes of Dollar Cost Averaging can only be made from the Money Market Sub-Account, Limited Maturity Bond Portfolio Sub-Account or the Fixed Account. The minimum monthly Dollar Cost Averaging transfer is $100. In addition, Dollar Cost Averaging monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the Dollar Cost Averaging program is requested. Transfers out of the Fixed Account, other than for Dollar Cost Averaging, may be subject to certain additional restrictions (see "Transfers"). A written election of this service, on a form provided by the Company, must be completed by the Contract Owner in order to begin transfers. Once elected, transfers from the Money Market Sub-Account, Limited Maturity Bond Portfolio Sub-Account or the Fixed Account will be processed monthly until either the value in the Money Market Sub-Account, Limited Maturity Bond Portfolio Sub-Account or the Fixed Account is completely depleted or the Contract Owner instructs the Company in writing to cancel the monthly transfers.

       The Company reserves the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice; such discontinuation will not affect Dollar Cost Averaging programs which have already commenced. The Company also reserves the right to assess a processing fee for this service.

       SYSTEMATIC WITHDRAWALS- A Contract Owner may elect in writing on a form provided by the Company to take Systematic Withdrawals by surrendering a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. The Company will process the withdrawals as directed by surrendering on a pro-rata basis Accumulation Units from all Sub-Accounts in which the Contract Owner has an interest, and the Fixed Account. A Contingent Deferred Sales Charge may also apply to Systematic Withdrawals in accordance with the considerations set forth in the "Contingent Deferred Sales Charge" section. Each Systematic Withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on Systematic Withdrawals if the Contract Owner is under age 59 1/2. If directed by the Contract Owner, the Company will withhold federal income taxes from each Systematic Withdrawal. The Contract Owner may discontinue Systematic Withdrawals at any time by notifying the Company in writing.

       The Company reserves the right to discontinue offering Systematic Withdrawals upon 30 days' written notice; such discontinuation will not affect any Systematic Withdrawal programs already commenced. The Company also reserves the right to assess a processing fee for this service.

STATEMENTS AND REPORTS

       The Company will mail to Contract Owners, at their last known address of record, any statements and reports required by applicable law or regulation. Contract Owners should therefore give the Company prompt notice of any address change. The Company will send a confirmation statement to Contract Owners each time a transaction is made affecting the Owners' Variable Account Contract Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. Quarterly statements are also mailed detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plan (such as a dollar cost averaging program) or salary reduction arrangement, the Contract Owner may receive confirmation of such transactions in their quarterly statements. The Contract Owner should review the information in these statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Owner's Contract. The Company will assume all transactions are accurately reported on quarterly statements or confirmation statements unless the Contract Owner notifies the Company otherwise within 30 days after receipt of the statement. The Company will also send to Contract Owners each year an annual report and a semi-annual report containing financial statements for the Variable Account, as of December 31 and June 30, respectively.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

       Purchase Payments are allocated to one or more Sub-Accounts within the Variable Account in accordance with the designation of the underlying Mutual Funds by the Contract Owner, and converted into Accumulation Units.

       The initial first year Purchase Payment must be at least $1,500 for Non-Qualified Contracts. However, if periodic payments are expected by the Company, this initial first year minimum may be satisfied by Purchase Payments made on an annualized basis. Purchase Payments, if any, after the first Contract Year must be at least $10 each. The Company, however, reserves the right to lower this $10 Purchase Payment minimum for certain employer sponsored programs. The Contract Owner may increase or decrease Purchase Payments or change the frequency of payment. The Contract Owner is not obligated to continue Purchase Payments in the amount or at the frequency elected. There are no penalties for failure to continue Purchase Payments.

       The cumulative total of all Purchase Payments under Contracts issued on the life of any one Designated Annuitant may not exceed $1,000,000 without prior consent of the Company.

       THE PURCHASER IS CAUTIONED THAT INVESTMENT RETURN ON SMALL INITIAL AND SUBSEQUENT PURCHASE PAYMENTS MAY BE LESS THAN CHARGES ASSESSED BY THE COMPANY.

       The initial Purchase Payment allocated to designated Sub-Accounts of the Variable Account will be priced not later than 2 business days after receipt of an order to purchase if the application and all information necessary for processing the purchase order are complete upon receipt by the Company. The Company may, however, retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be made complete within 5 days, the prospective purchaser will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the Purchase Payment until the application is made complete. Thereafter, subsequent Purchase Payments will be priced on the basis of the Accumulation Value next computed for the appropriate Sub-Account after the additional Purchase Payment is received.

       Purchase Payments will not be priced on the following nationally recognized holidays: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

VALUE OF A VARIABLE ACCOUNT ACCUMULATION UNIT

       The value of a Variable Account Accumulation Unit for each Sub-Account was arbitrarily set initially at $10 when underlying Mutual Fund shares in that Sub-Account were available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. The number of Accumulation Units will not change as a result of investment experience.

NET INVESTMENT FACTOR

       The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)    is the net of:

       (1) the net asset value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period, plus
       (2) the per share amount of any dividend or capital gain Distributions made by the underlying Mutual Fund held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period.

(b)    is the net of:

       (1) the net asset value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period, plus or minus
       (2) the per share charge or credit, if any, for any taxes reserved for in the immediately preceding Valuation Period (see "Charge For Tax Provisions").

(c) is a factor representing the daily Mortality Risk Charge, Expense Risk Charge and Administration Charge deducted from the Variable Account. Such factor is equal to an annual rate of 1.30% of the daily net asset value of the Variable Account.

       For underlying Mutual Fund options that credit dividends on a daily basis and pay such dividends once a month (the Nationwide Separate Account Trust - Money Market Fund), the Net Investment Factor allows for the monthly reinvestment of these daily dividends.

       The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of underlying Mutual Fund shares, because of the deduction for Mortality Risk Charge, Expense Risk Charge and Administration Charge.

VALUATION OF ASSETS

       Underlying Mutual Fund shares in the Variable Account will be valued at their net asset value.

DETERMINING THE CONTRACT VALUE

       The sum of the value of all Variable Account Accumulation Units attributable to the Contract and amounts credited to the Fixed Account is the Contract Value. The number of Accumulation Units credited per each Sub-Account are determined by dividing the net amount allocated to the Sub-Account by the Accumulation Unit Value for the Sub-Account for the Valuation Period during which the Purchase Payment is received by the Company. In the event part or all of the Contract Value is surrendered or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Contract Owner's interest in the Variable Account and the Fixed Account bears to the total Contract Value.

SURRENDER (REDEMPTION)

       While the Contract is in force and prior to the earlier of the Annuitization Date or the death of the Designated Annuitant, the Company will, upon proper written application by the Contract Owner deemed by the Company to be in good order, allow the Contract Owner to surrender a portion or all of the Contract Value. "Proper written application" means that the surrender must be requested in writing by the Contract Owner, satisfy all good order requirements, and the Company may require that the signature(s) be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia, or Pacific Stock Exchange, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases (for example, requests by a corporation, partnership, agent, fiduciary, or surviving spouse), the Company will require additional documentation of a customary nature.

       The Company will, upon receipt of any such written request, surrender a number of Accumulation Units from the Variable Account and an amount from the Fixed Account necessary to equal the gross dollar amount requested, less any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge"). In the event of a partial surrender, the Company will, unless instructed to the contrary, surrender Accumulation Units from all Sub-Accounts in which the Contract Owner has an interest, and the Fixed Account. The number of Accumulation Units surrendered from each Sub-Account and the amount surrendered from the Fixed Account will be in the same proportion that the Contract Owner's interest in the Sub-Accounts and Fixed Account bears to the total Contract Value.

       The Company will pay any funds applied for from the Variable Account within 7 days of receipt of such application in the Company's Home Office. However, the Company reserves the right to suspend or postpone the date of any payment of any benefit or values for any Valuation Period (1) when the New York Stock Exchange ("Exchange") is closed, (2) when trading on the Exchange is restricted, (3) when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (2) and (3) exist. The Contract Value on surrender may be more or less than the total of Purchase Payments made by a Contract Owner, depending on the market value of the underlying Mutual Fund shares.

       Certain redemption restrictions also apply to Contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan. With respect to Contracts issued under the Texas Optional Retirement Program, the Texas Attorney General has ruled that withdrawal benefits are available only in the event of a participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. Retirement benefits made pursuant to the Louisiana Optional Retirement Plan are to be paid in the form of lifetime income and, except for Death Benefits, lump sum cash payments are not permitted. A participant under the Louisiana Optional Retirement Plan may take a Distribution from the Contract only in the event of retirement or termination of employment. A participant under either the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan will not, therefore, be entitled to receive the right of withdrawal in order to receive the cash values credited to such participant under the Contract unless one of the foregoing conditions has been satisfied. The value of such Contracts may, however, be transferred to other contracts or other carriers during the participation in these retirement programs, subject to any applicable Contingent Deferred Sales Charge. The Company issues this Contract to participants in the Texas Optional Retirement Program in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940 and to participants in the Louisiana Optional Retirement Plan in reliance upon, and in compliance with, an exemptive order the Company obtained from the Securities and Exchange Commission on August 22, 1990.

SURRENDERS UNDER A QUALIFIED PLAN OR TAX SHELTERED ANNUITY CONTRACT

       Except as provided below, the Owner may Surrender part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Designated Annuitant:

A. The surrender of Contract Value attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Code
       Section 402(g)(3)(A) or (C)), or transfers from a Custodial Account described in Section 403(b)(7) of the Code, may be executed only:

          1. when the Contract Owner attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Code
               Section 72(m)(7)); or

          2. in the case of hardship (as defined for purposes of Code Section 401(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

B.   The surrender limitations described in Section A. above also apply to:

          1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

          2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

          3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings, and employer contributions as of December 31, 1988 in such Custodial Accounts, may be withdrawn in the case of hardship).

C. Any Distribution other than the above, including exercise of a contractual ten-day free look provision (when available) may result in the immediate application of taxes and penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

     A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification of a Tax Sheltered Annuity in the event of a ten-day free look, the Company will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Contract Owner. The foregoing is the Company's understanding of the withdrawal restrictions which are currently applicable under Code Section 401(k)(2)(B), Code Section 403(b)(11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation from time to time.

     The Contract surrender provisions may also be modified pursuant to the plan terms and Code tax provisions when the Contract is issued to fund a Qualified Plan.

     INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.

TAXES

     The Company does not make any guarantee regarding the tax status of any Contract or any transaction involving the Contracts.

     Section 72 of the Code governs taxation of annuities in general. That section sets forth different rules for: (1) Qualified Contracts; (2) Individual Retirement Annuities and Individual Retirement Accounts; (3) Tax Sheltered Annuities; or (4) Non-Qualified Contracts. Each type of annuity is discussed below.

     Distributions to Participants from Qualified Contracts or Tax Sheltered Annuities are generally taxed when received. A portion of each Distribution is excludable from income based on the ratio between the after tax investment of the Owner/Annuitant in the Contract and the value of the Contract at the time of the withdrawal or Annuitization.

     Distributions from Individual Retirement Annuities and Contracts owned by Individual Retirement Accounts are also generally taxed when received. The portion of each such payment which is excludable is based on the ratio between the amount by which nondeductible Purchase Payments to all such Contracts exceeds prior non-taxable Distributions from such Contracts, and the total account balances in such Contracts, at the time of the Distribution. The Owner of such Individual Retirement Annuities or the Annuitant under Contracts held by Individual Retirement Accounts must annually report to the Internal Revenue Service the amount of nondeductible Purchase Payments, the amount of any Distribution, the amount by which nondeductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance in all Individual Retirement Annuities and Accounts. Owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and use of the Contracts.

NON-QUALIFIED CONTRACTS

     The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment received is excludable from taxable income based on the ratio between the Contract Owner's investment in the Contract and the expected return on the Contract. The maximum amount excludable from income is the investment in the Contract. If the Designated Annuitant dies prior to excluding from income the entire investment in the Contract, the Designated Annuitant's final tax return may reflect a deduction for the balance of the investment in the Contract.

       Distributions made from the Contract prior to the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the Contract exceeds the Contract Owner's investment at the time of the Distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the Contract which is assigned or pledged; or for Contracts issued after April 22, 1987, any portion of the Contract transferred by gift. For these purposes, a transfer by gift may occur upon Annuitization if the Contract Owner and the Designated Annuitant are not the same individual. In determining the taxable amount of a Distribution, all annuity contracts issued after October 21, 1988, by the same company to the same Contract Owner during any 12 month period, will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations. Distributions prior to the Annuitization Date with respect to that portion of the Contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the Contract as of that date. A Distribution in excess of the amount of the investment in the Contract as of August 14, 1982, will be treated as taxable income.

       The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on the earnings on the Contract which are attributable to contributions made to the Contract after February 28, 1986. There are exceptions for Qualified Contracts, Individual Retirement Annuities and Tax Sheltered Annuities; immediate annuities; and certain Contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium Contract on which payments begin within one year of purchase. If this Contract is issued as a result of an exchange described in Section 1035 of the Code, it will generally be considered to have been purchased on the purchase date of the contract give up in the exchange.

       Code Section 72 also provides for a penalty, equal to 10% of any Distribution which is includable in gross income, if such Distribution is made prior to attaining age 59 1/2, the death or disability of the Contract Owner. The penalty does not apply if the Distribution is one of a series of substantially equal periodic payments made over the life or life expectancy (or joint lives or life expectancies) of the Designated Annuitant (and the Designated Annuitant's Beneficiary), or is made from an immediate annuity, or is allocable to an investment in the Contract before August 14, 1982. A Contract Owner wishing to begin taking Distributions to which the 10% tax penalty does not apply should forward a written request to the Company. Upon receipt of a written request from the Contract Owner, the Company will inform the Contract Owner of the procedures pursuant to Company Policy and subject to limitations of the Contract including but not limited to first year withdrawals. If the Designated Annuitant or Owner selects an annuity for life or life expectancy, or begins a pre-defined series of withdrawals based on life expectancy, and changes the method of payment before the expiration of 5 years and the attainment of age 59 1/2, the early withdrawal penalty will apply. The penalty will be equal to that which would have been imposed had no exception applied from the outset, and the Designated Annuitant will also pay interest on the amount of the penalty from the date it would have originally applied until it is actually paid.

       In order to qualify as an Annuity Contract under Section 72 of the Code, the Contract must provide for Distribution to be made upon the death of the Contract Owner. In such case the Designated Annuitant, Beneficiary or other named recipient must receive the Distribution within 5 years of the Owner's death. However, the recipient may elect for payments to be made over his or her life or life expectancy if such payments begin within one year from the death of the Contract Owner. If the Contract Owner's Beneficiary is the surviving spouse, such spouse may be treated as the Contract Owner and the Contract may be continued throughout the life of the surviving spouse. In the event the Contract Owner dies on or after the Annuitization Date and before the entire interest has been distributed, the remaining portion must be distributed at least as rapidly as under the method of Distribution being used as of the date of the Contract Owner's death. If the Contract Owner is not an individual, the death of the Designated Annuitant (or a change in the Designated Annuitant) will result in a Distribution pursuant to these rules, regardless of whether a Contingent Designated Annuitant has been named (see "Required Distribution For Qualified Plans or Tax Sheltered Annuities").

       The Company is required to withhold tax from certain Distributions to the extent that such Distribution would constitute income to the Contract Owner. The Contract Owner is entitled to elect not to have federal income tax withheld from any such Distribution, but may be subject to penalties in the event insufficient federal income tax is paid, through withholding estimated payments.

       Generally, the taxable portion of any Distribution from a Contract to a nonresident alien of the United States is subject to tax withholding at a rate equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is includable in the recipient's gross income.

       Payment of a benefit or transfer of any property to an individual two or more generations younger than the Contract Owner may constitute a generation-skipping transfer, subject to taxation under Section 2601 et seq. of the Code.

DIVERSIFICATION

       The Internal Revenue Service has promulgated regulations under Section 817(h) of the Code relating to diversification standards for the investments underlying a variable annuity contract. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the Owner or the Company pays an amount to the Internal Revenue Service. The amount will be based on the tax that would have been paid by the Owner if the income, for the period the contract was not diversified, had been received by the Owner. If the failure to diversify is not corrected in this manner, the Owner of an annuity contract will be deemed the Owner of the underlying securities and will be taxed on the earnings of his or her account. The Company believes, under its interpretation of the Code and regulations thereunder, that the investments underlying this Contract meet these diversification standards.

       Representatives of the Internal Revenue Service have suggested, from time to time, that the number of underlying Mutual Funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in the area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying Mutual Funds, transfers between underlying Mutual Funds, exchanges of underlying Mutual Funds or changes in investment objectives of underlying Mutual Funds such that the Contract would no longer qualify as an annuity under Section 72 of the Code, the Company will take whatever steps are available to remain in compliance.

CHARGE FOR TAX PROVISIONS

       The Company is no longer required to maintain a capital gain reserve liability on Non-Qualified Contracts since capital gains attributable to assets held in the Company's Variable Account for such Contracts are not taxable to the Company. However, the Company reserves the right to implement and adjust the tax charge in the future, if the tax laws change.

QUALIFIED PLANS, INDIVIDUAL RETIREMENT ANNUITIES, INDIVIDUAL RETIREMENT ACCOUNTS AND TAX SHELTERED ANNUITIES

       The Contracts may be used with Qualified Plans, Individual Retirement Annuities, Individual Retirement Accounts, Tax Sheltered Annuities and other plans receiving favorable tax treatment. For information regarding eligibility, limitations on permissible amounts of Purchase Payments, and tax consequences on distribution from such plans, the purchasers of such Contracts should seek competent advice. The terms of such plans may limit the rights available under the Contracts.

       The Code permits the rollover of most Distributions from Qualified Plans to other Qualified Plans, Individual Retirement Accounts, or Individual Retirement Annuities. Most Distributions from Tax Sheltered Annuities may be rolled into another Tax Sheltered Annuity, an Individual Retirement Account, or an Individual Retirement Annuity. Distributions which may not be rolled over are those which are:

       1. one of a series of substantially equal annual (or more frequent) payments made: a) over the life (or life expectancy) of the employee,
          b) the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or c) for a specified period of ten years or more, or

       2. a required minimum Distribution.

       Any Distribution eligible for rollover will be subject to federal tax withholding at a 20 percent rate unless the Distribution is transferred directly to an appropriate plan as described in this provision.

       Individual Retirement Accounts and Individual Retirement Annuities may not provide life insurance benefits. If the Death Benefit exceeds the greater of the cash value of the Contract or the sum of all Purchase Payments (less surrenders), it is possible the Internal Revenue Service could determine that the Individual Retirement Account or Individual Retirement Annuity did not qualify for the desired tax treatment.

       The Contract is available for Qualified Plans electing to comply with section 404(c) of ERISA. It is the responsibility of the plan and its fiduciaries to determine and satisfy section 404(c) requirements.

ADVERTISING

       A "yield" and "effective yield" may be advertised for the Nationwide Separate Account Trust Money Market Fund Sub-Account. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Sub-Account's units. Yield is an annualized figure, which means that it is assumed that the Sub-Account generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the Securities and Exchange Commission. The effective yield will be slightly higher than yield due to this compounding effect.

       The Company may also from time to time advertise the performance of the Sub-Accounts of the Variable Account relative to the performance of other variable annuity sub-accounts or underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the Sub-Accounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

       The Sub-Accounts of the Variable Account may also be compared to certain market indexes, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and Dow Jones Industrial
Average.

         Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to: Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, magazines such as MONEY, FORBES, KIPLINGER'S PERSONAL FINANCE MAGAZINE, FINANCIAL WORLD, CONSUMER REPORTS, BUSINESS WEEK, TIME, NEWSWEEK, NATIONAL UNDERWRITER, U.S. NEWS AND WORLD REPORT; rating services such as LIMRA, VALUE, BEST'S AGENT GUIDE, WESTERN ANNUITY GUIDE, COMPARATIVE ANNUITY REPORTS; and other publications such as the WALL STREET JOURNAL, BARRON'S, INVESTOR'S DAILY, and Standard & Poor's OUTLOOK. In addition, Variable Annuity Research & Data Service (THE VARDS REPORT) is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the underlying Mutual Fund options against all underlying mutual funds over specified periods and against underlying mutual funds in specified categories. The rankings may or may not include the effects of sales or other charges.

       The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

       The Company may from time to time advertise several types of historical performance for the Sub-Accounts of the Variable Account. The Company may advertise for the Sub-Accounts standardized "average annual total return," calculated in a manner prescribed by the Securities and Exchange Commission, and nonstandardized "total return." "Average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for at least the most recent one, five and ten year period, or for a period covering the time the underlying Mutual Fund option held in the Sub-Account has been in existence, if the underlying Mutual Fund option has not been in existence for one of the prescribed periods. This calculation reflects the deduction of all applicable charges made to the Contracts except for premium taxes, which may be imposed by certain states.

       Nonstandardized "total return" will be calculated in a similar manner and for the same time periods as the average annual total return except total return will assume an initial investment of $10,000 and will not reflect the deduction of any applicable Contingent Deferred Sales Charge, which, if reflected, would decrease the level of performance shown. The Contingent Deferred Sales Charge is not reflected because the Contracts are designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment assumed affects performance because the Contract Maintenance Charge is a fixed per Contract charge.

       For those underlying Mutual Fund options which have not been held as Sub-Accounts within the Variable Account for one of the quoted periods, the standardized average annual total return and nonstandardized total return quotations will show the investment performance such underlying Mutual Fund options would have achieved (reduced by the applicable charges) had they been held as Sub-Accounts within the Variable Account for the period quoted.

ALL PERFORMANCE INFORMATION AND COMPARATIVE MATERIAL ADVERTISED BY THE COMPANY IS HISTORICAL IN NATURE AND IS NOT INTENDED TO REPRESENT OR GUARANTEE FUTURE RESULTS. A CONTRACT OWNER'S CONTRACT VALUE AT REDEMPTION MAY BE MORE OR LESS THAN ORIGINAL COST.

       Below are quotations of standardized average annual total return and non-standardized total return calculated as described above, for each of the Sub-Accounts available within the Variable Account for which there is significant investment history. These figures are based upon historical earnings and are not necessarily representative of future results.

                      UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY

                     NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------------------------------------------------------------
                                     1 Year To        5 Years To      Life of Fund      Date Fund
       SUB-ACCOUNT OPTIONS            12/31/95         12/31/95       To 12/31/95       Effective
------------------------------------------------------------------------------------------------------
AVIS Growth Fund                        31.25%           16.37%           15.11%*          2-08-84
------------------------------------------------------------------------------------------------------
AVIS High Yield Bond                    19.89%           11.83%           10.75%*          2-08-84
Fund
------------------------------------------------------------------------------------------------------
AVIS US Govt./AAA-rated                 13.59%            7.22%            6.78%*         11-19-85
------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible            32.52%           N/A              16.74%          10-06-93
Growth Fund
------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                34.71%           14.24%           10.57%           9-29-89
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-                      33.04%           19.54%           11.61%          10-09-86
Equity Income Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-                      33.31%           19.00%           13.11%          10-09-86
Growth Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-                      18.74%           17.21%            9.81%*          9-09-85
High Income Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-                       7.96%            6.46%            5.66%           1-28-87
Overseas Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-                   15.14%           11.07%            9.54%           9-06-89
Asset Manager.
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Contrafund         N/A              N/A              37.93%           7-01-95
Portfolio
------------------------------------------------------------------------------------------------------
NSAT-                                   27.38%           N/A               9.52%           4-15-92
Capital Appreciation Fund
------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund               16.91%            7.96%            7.94%*         11-08-82
------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                   3.99%            2.66%            4.26%*         11-10-81
------------------------------------------------------------------------------------------------------
NSAT-Small Company Fund                 N/A              N/A             100.73%*         10-23-95
------------------------------------------------------------------------------------------------------
NSAT-Total Return                       27.12%           15.01%           10.79%*         11-08-82
------------------------------------------------------------------------------------------------------
N&B Advisers Management Trust-          29.72%           11.98%           10.35%*          9-10-84
Growth Portfolio
------------------------------------------------------------------------------------------------------
N&B Advisers Management Trust-           9.20%            5.05%            5.99%*          9-10-84
Limited Maturity Bond
------------------------------------------------------------------------------------------------------
N&B Advisers Management Trust-          34.40%           N/A              15.70%           3-22-94
Partners Portfolio
------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account            15.18%            8.51%            7.71%*          4-30-85
Funds-
Bond Fund
------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account             0.61%            7.85%            7.62%          11-12-90
Funds-
Global Securities Fund
------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account            19.49%           10.35%            9.43%           2-09-87
Funds-
Multiple Strategies Fund
------------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.            23.89%           N/A              17.34%           5-08-92
------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,        33.21%           N/A              13.87%           5-08-92
Inc.-
Discovery Fund II, Inc.
------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,        N/A              N/A              12.24%          10-23-95
Inc.-
International Stock II
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                     1 Year To        5 Years To      Life of Fund      Date Fund
       SUB-ACCOUNT OPTIONS            12/31/95         12/31/95       To 12/31/95       Effective
------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-                   19.25%           N/A               8.11%           5-01-91
TCI Balanced
------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-                   29.10%         13.16%             11.12%          11-20-87
TCI Growth
------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-                   10.46%            N/A              2.19%           5-01-94
TCI International
------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance             15.48%          5.29%              5.68%           9-01-89
Trust-Worldwide Bond Fund
------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance              9.25%          8.46%              5.06%           9-01-89
Trust-Gold & Natural Resources
Fund
------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life        N/A              N/A              15.75%           7-01-95
Investment Trust-Real Estate
Securities Fund
------------------------------------------------------------------------------------------------------
Warburg Pincus                          N/A              N/A              13.25%           7-01-95
Trust-International Equity
Portfolio
------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small              N/A              N/A              53.71%           7-01-95
Company Growth Portfolio
------------------------------------------------------------------------------------------------------

        * Represents 10 years to 12/31/95.


                   Standardized Average Annual Total Return

------------------------------------------------------------------------------------------------------
                                    1 Year To        5 Years To      Life of Fund       Date Fund
      SUB-ACCOUNT OPTIONS           12/31/95          12/31/95        To 12/31/95       Effective
------------------------------------------------------------------------------------------------------
AVIS-Growth Fund                      23.15%            14.10%           13.50%*           2-08-84
------------------------------------------------------------------------------------------------------
AVIS-High Yield Bond Fund             11.79%             9.43%            8.87%*           2-08-84
------------------------------------------------------------------------------------------------------
AVIS-US Govt./AAA-rated                5.49%             4.51%            4.50%*          11-19-85
------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible          24.42%            N/A              11.26%           10-06-93
Growth Fund
------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund              26.61%            11.80%            7.61%            9-19-89
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-                    24.94%            17.36%            9.02%           10-09-86
Equity Income Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-                    25.21%            16.90%           10.75%           10-09-86
Growth Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-                    10.64%            15.11%            7.61%*           9-09-85
High Income Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Overseas            -0.14%             3.52%            3.04%            1-28-87
Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Asset             7.04%             8.62%            6.79%            9-06-89
Manager Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II -                 N/A              N/A              28.23%            7-01-95
Contrafund Portfolio
------------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation Fund        19.28%            N/A               5.82%            4-15-92
------------------------------------------------------------------------------------------------------
NSAT-Government                        8.81%             5.26%            5.78%*          11-08-82
Bond Fund
------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                -4.11%            -0.42%            1.81%*          11-10-81
------------------------------------------------------------------------------------------------------
NSAT-Small Company Fund                N/A              N/A              91.03%           10-23-95
------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                19.02%            12.73%            8.79%*          11-08-82
------------------------------------------------------------------------------------------------------
N&B Advisers Management Trust-        21.62%             9.52%            8.35%*           9-10-84
Growth Portfolio
------------------------------------------------------------------------------------------------------
N&B Advisers Management                1.10%             2.16%            3.72%*           9-10-84
Trust-  Limited Maturity Bond
Portfolio
------------------------------------------------------------------------------------------------------
N&B Advisers Management               26.30%             N/A              9.68%            3-22-94
Trust-   Partners Portfolio
------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account           7.08%             5.85%            5.47%            4-30-85
Funds-Bond Fund
------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account          -7.36%             5.06%            4.26%           11-12-90
Funds-Global Securities Fund
------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account          11.39%             7.77%            7.27%            2-09-87
Funds-Multiple Strategies Fund.
------------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.          15.79%            N/A              14.12%            5-08-92
------------------------------------------------------------------------------------------------------
Strong Variable Insurance             25.11%            N/A              10.36%            5-08-92
Funds, Inc.-Discovery Fund II,
Inc.
------------------------------------------------------------------------------------------------------
Strong Variable Insurance              N/A              N/A               2.54%           10-23-95
Funds, Inc.-
International Stock Fund II
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                    1 Year To        5 Years To      Life of Fund       Date Fund
      SUB-ACCOUNT OPTIONS           12/31/95          12/31/95        To 12/31/95       Effective
------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-TCI              11.15%            N/A               4.98%            5-01-91
Balanced
------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-TCI Growth       21.00%            10.77%            8.65%           11-20-87
------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-TCI              2.36%             N/A              -4.44%            5-01-94
International
------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance            7.38%             2.37%            2.70%            9-01-89
Trust-Worldwide Bond
------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance            1.15%             5.55%            1.66%            9-01-89
Trust-Gold & Natural Resources
Fund
------------------------------------------------------------------------------------------------------
Van Kampen American Capital            N/A              N/A               6.05%            7-01-95
Life Investment Trust-Real
Estate Securities Fund
------------------------------------------------------------------------------------------------------
Warburg Pincus                         N/A              N/A               3.55%            7-01-95
Trust-International Equity
Portfolio
------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small             N/A              N/A              44.01%            7-01-95
Company Growth Portfolio
------------------------------------------------------------------------------------------------------

        * Represents 10 years to 12/31/95.

                                   LEGAL PROCEEDINGS

       There are no material legal proceedings, other than ordinary routine litigation incidental to the business to which the Company and the Variable Account are parties or to which any of their property is the subject.

       The General Distributor, Nationwide Advisory Services, Inc., is not engaged in any litigation of any material nature.

               TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                                                          PAGE
General Information and History.............................................................................1
Services....................................................................................................1
Purchase of Securities Being Offered........................................................................1
Underwriters................................................................................................2
Calculations of Performance.................................................................................2
Underlying Mutual Fund Performance Summary..................................................................3
Annuity Payments............................................................................................6
Financial Statements........................................................................................7

                                      APPENDIX A

       Purchase Payments under the Fixed Account portion of the Contract and transfers to the Fixed Account portion become part of the general account of the Company, which support insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 ("1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the general account nor any interest therein are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which related to the guaranteed interest portion. Disclosures regarding the Fixed Account portion of the Contract and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                               FIXED ACCOUNT ALLOCATIONS

THE FIXED ACCOUNT

       The Fixed Account is made up of all the general assets of the Company, other than those in the Nationwide Variable Account II and any other segregated asset account. Fixed Account Purchase Payments will be allocated to the Fixed Account by election of the Contract Owner at the time of purchase.

       The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Account assets will be allocated by the Company between itself and the Contracts participating in the Fixed Account.

       The level of annuity payments made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

       Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in the sole discretion of the Company at such rate or rates as the Company prospectively declares from time to time. Any such rate or rates so determined will remain effective for a period of not less than twelve months, and remain at such rate unless changed. However, the Company guarantees that it will credit interest at not less than 3.0% per year (or as otherwise required under state law, or at such minimum rate as stated in the contract when sold). ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3.0% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3.0% FOR ANY GIVEN YEAR. New Purchase Payments deposited to the Contract which are allocated to the Fixed Account may receive a different rate of interest than money transferred from the Variable Sub-Accounts to the Fixed Account and amounts maturing in the Fixed Account at the expiration of an Interest Rate Guarantee Period.

       The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described above, less the sum of all administrative charges, any applicable premium taxes, and less any amounts surrendered. If the Contract Owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge").

TRANSFERS

       Contract Owners may at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account. The maximum percentage that may be transferred will be determined by the Company at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter. Transfers under this provision must be made within 30 days after the expiration date of the guarantee period. Owners who have entered into a Dollar Cost Averaging Agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement. Any Group Annuity Contract offered in conjunction with the prospectus, the assets of which are invested in the general account of the Company, may be subject to restrictions or surrender of a plan's or a participant's interest in the Annuity Contract, and may require that such a surrender be completed over a period of 5 years.

                         ANNUITY PAYMENT PERIOD-FIXED ACCOUNT

FIRST AND SUBSEQUENT PAYMENTS

       A Fixed Annuity is an annuity with payments which are guaranteed by the Company as to dollar amount during the annuity payment period. The first Fixed Annuity payment will be determined by applying the Fixed Account Contract Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This will be done at the Annuitization Date on an age last birthday basis. Fixed Annuity payments after the first will not be less than the first Fixed Annuity payment.

       The Company does not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of such Fixed Annuity payments.

ANNUITY TABLES AND ASSUMED INTEREST RATE

       The Annuity Tables contained in the Contracts are based on the 1971 Individual Annuity Mortality Table (set back one year) and an assumed interest rate of 3.5%.

                                      APPENDIX B
                         PARTICIPATING UNDERLYING MUTUAL FUNDS

                              AVAILABLE FOR ALL CONTRACTS

DREYFUS STOCK INDEX FUND

       The Dreyfus Stock Index Fund is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager.

       Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND

       Dreyfus Variable Investment Fund is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations August 31, 1990. Dreyfus serves as the Fund's manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

-      GROWTH AND INCOME PORTFOLIO

       Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" and "Risks-Lower Rated Securities" in the Portfolio's prospectus.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

       The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. Dreyfus serves as the Fund's investment advisor. Tiffany Capital Advisors, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

       Investment Objective: The Fund's primary goal is to provide capital growth equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributed to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

       The Fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the Fund's manager.

-      EQUITY-INCOME PORTFOLIO

       Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

-      GROWTH PORTFOLIO

       Investment Objective: Seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

-      HIGH INCOME PORTFOLIO

       Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. The Portfolio manager will seek high current income normally by investing the Portfolio's assets as follows:

       o at least 65% in income-producing debt securities and preferred stocks, including convertible securities

       o up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

       Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.


-      OVERSEAS PORTFOLIO

       Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

       The Variable Insurance Products Fund II is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the Fund's manager.

-      ASSET MANAGER PORTFOLIO

       Investment Objective: To seek high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

-      CONTRAFUND PORTFOLIO

       Investment Objective: To seek capital appreciation by investing primarily in companies that the fund manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Fund primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

NATIONWIDE SEPARATE ACCOUNT TRUST

       Nationwide Separate Account Trust (the "Trust") is a diversified open-end management investment company created under the laws of Massachusetts. The Trust offers shares in the five separate Mutual Funds listed below, each with its own investment objectives. Currently, shares of the Trust will be sold only to life insurance company separate accounts to fund the benefits under variable life insurance policies or variable annuity contracts issued by life insurance companies. The assets of the Trust are managed by Nationwide Advisory Services, Inc. ("NAS") of One Nationwide Plaza, Columbus, Ohio 43216, a wholly-owned subsidiary of Nationwide Life Insurance Company.

-      CAPITAL APPRECIATION FUND

       Investment Objective: The Fund is designed for investors who are interested in long-term growth. The Fund seeks to meet its objective primarily through a diversified portfolio of the common stock of companies which the investment manager determines have a better-than-average potential for sustained capital growth over the long term.

-      GOVERNMENT BOND FUND

       Investment Objective: To provide as high a level of income as is consistent with the preservation of capital. It seeks to achieve its objective by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

-      MONEY MARKET FUND

       Investment Objective: To seek as high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

-      SMALL COMPANY FUND

       Investment Objective: The Fund seeks long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. NAS, the Fund's adviser, has employed a group of sub-advisers, each of which will manage a portion of the Fund's portfolio. These sub-advisers are The Dreyfus Corporation, Neuberger & Berman, L. P., Pictet International Management Limited, Van Eck Associates Corporation, Strong Capital Management, Inc. and Warburg, Pincus Counsellors, Inc. The sub-advisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing a number of investment styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.

-      TOTAL RETURN FUND

       Investment Objective: To obtain a reasonable long-term total return (i.e., earnings growth plus potential dividend yield) on invested capital from a flexible combination of current return and capital gains through investments in common stocks, convertible issues, money market instruments and bonds with a primary emphasis on common stocks.

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST (FORMERLY "ADVISERS MANAGEMENT TRUST")

       Neuberger & Berman Advisers Management Trust is an open-end diversified management investment company established as a Massachusetts business trust on December 14, 1983. Shares of the Trust are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger & Berman Management Incorporated.

-      GROWTH PORTFOLIO

       Investment Objective: The Portfolio seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

-      LIMITED MATURITY BOND PORTFOLIO

       Investment Objective: To provide the high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities.

-      PARTNERS PORTFOLIO

       Investment Objective: To seek capital growth. This Portfolio will seek to achieve its objective by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and support from asset values. The objective of the Partners Portfolio is not fundamental and can be changed by the Trustees of the Trust without shareholder approval. Shareholders will, however, receive at least 30 days notice thereof. There is no assurance the investment objective will be met.


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OPPENHEIMER VARIABLE ACCOUNT FUNDS

       The Oppenheimer Variable Account Funds is an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. Oppenheimer Management Corporation is the Funds' investment adviser.

-      OPPENHEIMER BOND FUND

       Investment Objective: Primarily to seek a high level of current income from investment in high yield fixed-income securities rated "Baa" or better by Moody's or "BBB" or better by Standard & Poor's. Secondarily, the fund seeks capital growth when consistent with its primary objective.

-      OPPENHEIMER GLOBAL SECURITIES FUND

       Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to be speculative.

-      OPPENHEIMER MULTIPLE STRATEGIES FUND

       Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG SPECIAL FUND II, INC.

         The Strong Special Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Special Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment advisor for the Fund.

       Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

STRONG VARIABLE INSURANCE FUNDS, INC.

       Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment advisor to the Funds.

-      DISCOVERY FUND II, INC.

       Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

-      INTERNATIONAL STOCK FUND II

       Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.

TCI PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURY(SM) INVESTMENTS.

       TCI Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. TCI Portfolios, Inc. is managed by American Century Investment Management, Inc.

-      TCI BALANCED

       Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities


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

          convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the Fund will be invested in fixed income senior securities. There can be no assurance that the Fund will achieve its investment objective.

-         TCI GROWTH

          Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

          The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

-         TCI INTERNATIONAL

          Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. Securities of United States issuers may be included in the portfolio from time to time. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stocks), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total return potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

          (Although the Statement of Additional Information concerning TCI Portfolios, Inc., refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming Contract Owners will receive cash from the Company.)

-         TCI VALUE

          Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total assets in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.

VAN ECK WORLDWIDE INSURANCE TRUST (FORMERLY VAN ECK INVESTMENT TRUST)

       Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a "Business Trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Trust shares are offered only to separate accounts of various insurance companies to fund the benefits of variable insurance and annuity policies. The investment adviser and manager is Van Eck Associates Corporation.

-         WORLDWIDE BOND FUND (FORMERLY GLOBAL BOND FUND)

          Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities.

-         GOLD AND NATURAL RESOURCES FUND

          Investment Objective: To seek long-term capital appreciation by investing in equity and debt securities of companies engaged in the exploration, development, production and distribution of gold and other natural resources, such as strategic and other metals, minerals, forest products, oil, natural gas and coal. Current income is not an objective.


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

-      WORLDWIDE EMERGING MARKETS FUND

       Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth. Peregrine Asset Management (Hong Kong) Limited serves as sub-investment adviser to this Fund.

VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST

       The Van Kampen American Capital Life Investment Trust is an open-end diversified management investment company organized as a Massachusetts business trust on June 3, 1985. The Trust offers shares in separate funds which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen American Capital Asset Management, Inc. serves as the Fund's investment adviser.

-      REAL ESTATE SECURITIES FUND

       Investment Objective: To seek long-term capital growth by investing in a portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Fund may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. There can be no assurance that the Fund will achieve its investment objective.

WARBURG PINCUS TRUST

The Warburg Pincus Trust ("Trust") is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Trust portfolios are managed by Warburg, Pincus Counsellors, Inc.
("Counsellors.")

-      INTERNATIONAL EQUITY PORTFOLIO

       Investment Objective: To seek long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of "Counsellors" have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

-      POST-VENTURE CAPITAL PORTFOLIO

       Investment Objective: The Portfolio seeks long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.

-      SMALL COMPANY GROWTH PORTFOLIO

       Investment Objective: To seek capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

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            AVAILABLE FOR ALL CONTRACTS ISSUED ON OR AFTER MAY 1, 1987 AND
                               BEFORE SEPTEMBER 1, 1989

AMERICAN VARIABLE INSURANCE SERIES

The American Variable Insurance Series was organized as a Massachusetts business trust in 1983, and is a fully managed, diversified, open-end investment company. Shares of the series are offered only to separate accounts of various insurance companies which fund certain variable annuity and life insurance contracts.

-      GROWTH FUND

       Investment Objective: To provide growth of capital. Whatever current income is generated by the Fund is likely to be incidental to the objective of capital growth. Ordinarily, accomplishment of the Fund's objective of capital growth will be sought by investing primarily in common stocks or securities with common stock characteristics.

-      HIGH-YIELD BOND FUND

       Investment Objective: Seeks high current income and secondarily seeks capital appreciation. The Fund invests substantially in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities. These investments are subject to greater market fluctuations and risk of loss of income and principal than are investments in lower yielding fixed income securities.

-      U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

       Investment Objective: A high level of current income consistent with prudent investment risk and preservation of capital. It seeks to achieve its objective by investing primarily in a combination of (i) securities guaranteed by the U.S. Government (backed by the full faith and credit of the U.S.), and (ii) corporate debt securities rated AAA by Standard and Poor's Corporation or Aaa by Moody's Investors Service, Inc. (or that have not received a rating but are determined to be of comparable quality by the Investment Adviser).


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